SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No.  1  (File No.: 333-128983)

[ ] Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                           AXP Tax-Exempt Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933.

                                RIVERSOURCE FUNDS
                   (formerly known as American Express Funds)

                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268

                   NOTICE OF A REGULAR MEETING OF SHAREHOLDERS

                            TO BE HELD FEB. 15, 2006

                     AXP(R) SPECIAL TAX-EXEMPT SERIES TRUST
                       RiverSource Insured Tax-Exempt Fund
                     (formerly AXP Insured Tax-Exempt Fund)

RiverSource Insured Tax-Exempt Fund ("Insured Tax-Exempt" or the "Selling Fund") will hold a regular shareholders' meeting at 10:00 a.m. on Feb. 15, 2006, at the IDS Center, 80 S. Eighth Street, Minneapolis, MN on the 50th floor. At the meeting, shareholders will consider the following proposals:

- To approve an Agreement and Plan of Reorganization (the "Agreement") between the Selling Fund and RiverSource Tax-Exempt Bond Fund ("Tax-Exempt Bond" or the "Buying Fund") (formerly AXP Tax-Exempt Bond Fund). Under this Agreement, the Selling Fund will transfer all of its assets attributable to Classes A, B, C and Y to the Buying Fund in exchange for corresponding Class A, B, C and Y shares of the Buying Fund. These shares will be distributed proportionately to you and the other shareholders of the Selling Fund. The Buying Fund will assume the Selling Fund's liabilities.

-  To elect Board members.


- To approve an Investment Management Services Agreement ("IMS Agreement") with RiverSource Investments, LLC.


- Other business as may properly come before the meeting, or any adjournment of the meeting.

              RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

Please take some time to read the proxy statement. It discusses the proposals in more detail. If you were a shareholder on Dec. 16, 2005, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call your advisor or call client services toll free at (877) 256-6085. It is important that you vote. The Board of Trustees (the "Board") recommends that you vote FOR each of the proposals. This proxy statement was first mailed to shareholders on or about Dec. 16, 2005.


                           By order of the Board of Trustees


                           Leslie L. Ogg, Secretary
                           Dec. 16, 2005

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

                       COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED DEC. 16, 2005

This document is a proxy statement for Insured Tax-Exempt and a prospectus for Tax-Exempt Bond (each individually a "Fund" and collectively the "Funds"). It contains the information you should know before voting on the proposals. Please read it carefully and keep it for future reference. The address of each of the Funds is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The phone number for each of the Funds is (612) 330-9283.

The following information describes the proposed reorganization of the Selling Fund into the Buying Fund (the "Reorganization").

HOW THE REORGANIZATION WILL WORK

- The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's liabilities.


- The Buying Fund will issue shares of Classes A, B, C and Y to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders in proportion to their holdings in the Selling Fund. Selling Fund shareholders will not pay any sales charge in connection with this distribution of shares. If you already have a Buying Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for income tax purposes, the cost of the shares in the two accounts you owned will be combined.


FUND INVESTMENT OBJECTIVES

The investment objective for each of the Funds is as follows:

          SELLING FUND: The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

          BUYING FUND:  The Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

Please note that the Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its investment objective.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

WHERE TO GET MORE INFORMATION

THE BUYING FUND

Most recent prospectus, dated         Accompanying, and incorporated by
Jan. 28, 2005, as amended             reference into, this proxy
Oct. 3, 2005.                         statement/prospectus.

Most recent annual report for the     Incorporated by reference into this
period ended Nov. 30, 2004 and most   proxy statement/prospectus. For a copy
recent semiannual report for the      at no charge, call toll-free (800)
period ended May 31, 2005.            862-7919 or write to the address at the
                                      bottom of this table.

THE SELLING FUND

Most recent prospectus, dated         Incorporated by reference into this
Oct. 3, 2005.                         proxy statement/prospectus. For a copy
                                      at no charge, call toll-free (800)
                                      862-7919 or write to the address at the
                                      bottom of this table.

Most recent annual report, for the    Incorporated by reference into this
period ended June 30, 2005.           proxy statement/prospectus. For a copy
                                      at no charge, call toll-free (800)
                                      862-7919 or write to the address at the
                                      bottom of this table.

THIS PROXY STATEMENT/PROSPECTUS

Statement of Additional Information   Incorporated by reference into this
dated the same date as this proxy     proxy statement/prospectus. For a copy
statement/prospectus. This document   at no charge, call toll-free (877)
contains information about both the   256-6085 or write to the address at the
Selling Fund and the Buying Fund.     bottom of this table.

To ask questions about this proxy     Call toll-free (877) 256-6085 or write to:
statement/prospectus.                 RiverSource Service Corporation,
                                      70100 Ameriprise Financial Center,
                                      Minneapolis, MN 55474.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

TABLE OF CONTENTS

                                                                            PAGE
SECTION A -- FUND PROPOSALS

   PROPOSAL 1. APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION      7

   SUMMARY                                                                     7
      How the Reorganization Will Work                                         7
      Comparison of the Selling Fund and the Buying Fund                       7
      Risk Factors                                                            12
      Tax Consequences                                                        13

   FEES AND EXPENSES                                                          14

   THE REORGANIZATION                                                         17
      Terms of the Reorganization                                             17
      Conditions to Closing the Reorganization                                18
      Termination of the Agreement                                            18
      Tax Status of the Reorganization                                        18

      Reasons for the Proposed Reorganization and Board Deliberations         20

      Boards' Determinations                                                  22

      Recommendation and Vote Required                                        23

   PROPOSAL 2. ELECT BOARD MEMBERS                                            23

   PROPOSAL 3. APPROVE OR REJECT AN INVESTMENT MANAGEMENT SERVICES
   AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC                                30


SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION                 37

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND
OTHER FUND INFORMATION                                                        39


EXHIBITS
   A. Form of Agreement and Plan of Reorganization.                          A.1
   B. Matters Subject to Approval at Regular Meeting of Buying Fund          B.1
   C. Most Recent Buying Fund Prospectus.                                    C.1
   D. Board Effectiveness Committee Charter                                  D.1
   E. Joint Audit Committee Charter                                          E.1

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

SECTION A -- FUND PROPOSALS

PROPOSAL 1. APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY


This proxy statement/prospectus is being used by the Selling Fund to solicit proxies to vote at a meeting of shareholders. Shareholders will consider a proposal to approve the Agreement providing for the Reorganization of the Selling Fund into the Buying Fund. A form of the Agreement is included in Exhibit A.


The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.

HOW THE REORGANIZATION WILL WORK

- The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's stated liabilities.

- The Buying Fund will issue shares of Classes A, B, C and Y to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders in proportion to their holdings in the Selling Fund.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.


- As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account will be transferred to your new Buying Fund account. If you do not want your systematic transactions to continue, please contact your financial advisor to make changes.


- After the Reorganization is completed, current Selling Fund shareholders will be shareholders of the Buying Fund. The Selling Fund will be terminated.

COMPARISON OF THE SELLING FUND AND THE BUYING FUND

Both the Selling Fund and the Buying Fund:


- Have RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments") as an investment adviser.


- Have the same policies for buying and selling shares and the same exchange rights.

-  Have the same distribution policies.

-  Have different classes of shares: Classes A, B, C and Y.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

The Selling Fund is structured as a series of shares of a Massachusetts business trust. The Buying Fund is structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

COMPARISON OF INVESTMENT OBJECTIVES

The investment objectives for the Funds are as follows:

          SELLING FUND: The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

          BUYING FUND:  The Fund seeks to provide shareholders with as much current income exempt from income taxes as possible with only modest risk to the shareholder's investments.

COMPARISON OF INVESTMENT STRATEGIES


The Selling Fund and the Buying Fund share similar investment strategies, each having adopted a policy that at least 80% of net assets be invested in securities exempt from federal income taxation. The Selling Fund's policy additionally requires that the principal and interest of the securities in which it invests are either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. And, although both funds may hold lower quality (junk) bonds, they tend to emphasize higher- and medium-quality bonds. The Buying Fund's policy requires that at least 80% of its debt obligations be of investment grade or determined to be of comparable quality. Additionally, the Selling Fund is permitted to hold up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax. The Buying Fund is not permitted to own such debt obligations.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

INSURED TAX-EXEMPT (SELLING FUND):


Under normal market conditions, the Fund invests at least 80% of its net assets in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. If annual premiums are paid for a mutual fund insurance policy from the Fund's assets, this will reduce the Fund's current yield. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation.

Although the Fund invests in securities that are privately insured, the Fund's shares are not insured or guaranteed in any respect.

In pursuit of the Fund's objective the Fund's investment manager chooses investments by:

- Considering opportunities and risks given current and expected interest rates.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

- Identifying obligations in states or sectors which, due to supply and demand, are offering higher yields than comparable instruments.

-  Identifying obligations that:

   - are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation,

   -  are lower quality provided that they are insured,

   - have coupons and/or maturities that are consistent with the investment manager's interest rate outlook, and

   - are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality).

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

- The issuer's credit rating declines or the investment manager expects a decline (the Fund may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

-  Political, economic, or other events could affect the issuer's performance.

-  The investment manager expects the issuer to call the security.

-  The investment manager identifies a more attractive opportunity.


TAX-EXEMPT BOND (BUYING FUND):


The Fund's assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. Investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc., (2) of comparable rating given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by the investment manager to be of investment grade credit quality. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax ("AMT").

The selection of high and medium credit quality municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks in municipal obligations given current and expected interest rates.

-  Identifying municipal obligations that:

   -  are high or medium credit quality,

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

   - have similar characteristics to high or medium credit quality municipal bonds in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency,

   -  have intermediate- or long-term maturities,

   -  the investment manager believes represent strong relative value, and

   - have characteristics (coupon, call, maturity, etc.) that fit the Fund's investment strategy at the time of purchase.

   - Identifying investments that contribute to portfolio diversification. The investment manager modifies relative exposure to certain credits, sectors, maturities, states, or bond structures based on the investment manager's opinion of relative value and expected market trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

- The issuer's credit rating declines or the investment manager expects a decline in the issuer's credit worthiness (the Fund may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

-  Political, economic, or other events could affect the issuer's performance.

-  the investment manager expects the issuer to call the security.

-  the investment manager identifies a more attractive investment opportunity.

- The issuer or the security continues to meet the other standards described above.

BOTH FUNDS:


- UNUSUAL MARKET CONDITIONS. During unusual market conditions, each Fund may invest more of its assets in money market securities. Each of the Funds will invest in these securities primarily to avoid losses, however, this type of investment could prevent each Fund from achieving its investment objective. During these times, trading in the Funds' portfolio securities could be more frequent, which could result in increased fees, expenses and taxes, and decreased performance.

- OTHER INVESTMENT STRATEGIES. Each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the investment manager is not required to use derivatives.


COMPARISON OF FUNDAMENTAL POLICIES

The Buying Fund shareholders will vote on changes to the fundamental policies for the Buying Fund at a meeting scheduled to be held on the same day as the Selling Fund shareholder meeting. The proposed changes are shown in Exhibit B. If all of the proposed changes to the Buying Fund's fundamental policies are approved, the differences in investment policies will be as follows:


Both Funds have substantially similar fundamental investment policies. The Buying Fund has a policy permitting borrowing money for temporary purposes in an amount not exceeding one-third of the market value of its total assets. The Selling Fund has a similar policy that applies to money or property and permits borrowing only for extraordinary or emergency purposes. The Buying Fund has a policy permitting the Fund to lend fund securities and participate in an interfund lending program up to 33 1/3% of the value of the fund's total assets. This policy does not prohibit the Buying Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. The Selling Fund has a policy permitting the Selling Fund to lend fund securities up to 30% of its net assets. In addition, the Selling Fund has a policy that it may make cash loans up to 5% of its total assets. The Selling Fund has a policy prohibiting loans to the investment manager, its board members and officers and to the board members and officers of the Selling Fund.


The Buying Fund has a policy that it will not purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of its total assets may be invested without regard to this 10% limitation. The Selling Fund does not explicitly state this as a policy, although it is subject to the same limitation. The Buying Fund has a policy that it will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of its total assets may be invested without regard to this 5% limitation. The Selling Fund has a similar policy, but does not include other investment companies in the exception.

The Buying Fund has a policy that it will not invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. The Buying Fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax. The Selling Fund has a similar policy that it will not invest less than 80% of its net assets in securities generally exempt from federal

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government.

If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund. The investment manager does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

RISK FACTORS


The principal risks of investing in each of the Selling Fund and the Buying Fund are identical and are shown below:



RISK                               INSURED TAX-EXEMPT     TAX-EXEMPT BOND
Active Management Risk                      x                    x
Credit Risk                                 x                    x
Interest Rate Risk                          x                    x
Market Risk                                 x                    x
Prepayment and Extension Risk               x                    x


- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

- INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

- PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PERFORMANCE

Performance information for Class A shares of the Funds is shown below.

TABLE A-1

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPT. 30, 2005(a)


FUND                                           1 YEAR    5 YEARS   10 YEARS
Insured Tax-Exempt (Selling Fund)              -2.33%     4.13%      4.48%
Tax-Exempt Bond (Buying Fund)                  -1.58%     4.40%      4.81%


(a) Returns include the 4.75% Class A sales charge.

TAX CONSEQUENCES


The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel, substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of the Reorganization. Prior to or after completion of the Reorganization, no major sell-offs to realign the portfolio are expected in relation to, or as a result of the Reorganization. However, the Reorganization will end the tax year of the Selling Fund, and so it will accelerate distributions from the Selling Fund for its short tax year ending on the date of the Reorganization to shareholders. Those tax year-end distributions, which are taxable, will also include any capital gains resulting from portfolio turnover prior to the implementation of the Reorganization. At any time prior to the consummation of the Reorganization a shareholder may redeem shares. This would likely result in recognition of gain or loss to the shareholder for federal income tax purposes.


The tax basis and holding period of the shareholders' Selling Fund shares is expected to carry over to the shareholders' new shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

FEES AND EXPENSES


The following table describes the fees and expenses, adjusted to reflect current fees, that you pay if you buy and hold shares of the Selling Fund or shares of the Buying Fund. The table also shows pro forma expenses of the Buying Fund assuming the proposed Reorganization had been effective during the most recent fiscal year, adjusted to reflect current fees. The fees and expenses below exclude the costs of this Reorganization as these will be paid by Ameriprise Financial.


TABLE A-2

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A      CLASS B      CLASS C      CLASS Y
Maximum sales charge (load) imposed on purchases(a)
as a percentage of offering price                           4.75%         none         none         none

Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time
of purchase)                                                none(b)          5%           1%        none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                           CLASS A      CLASS B      CLASS C      CLASS Y
INSURED TAX-EXEMPT (SELLING FUND)

Management fees(c)                                          0.45%        0.45%        0.45%        0.45%
Distribution (12b-1) fees                                   0.25%        1.00%        1.00%        0.00%
Other expenses(d)                                           0.17%        0.17%        0.17%        0.22%
Total                                                       0.87%        1.62%        1.62%        0.67%
Fee waivers/expense reimbursement                           0.08%        0.07%        0.07%        0.03%
Net expenses(e)                                             0.79%        1.55%        1.55%        0.64%

TAX-EXEMPT BOND (BUYING FUND)

Management fees(f)                                          0.41%        0.41%        0.41%        0.41%
Distribution (12b-1) fees                                   0.25%        1.00%        1.00%        0.00%
Other expenses(d)                                           0.15%        0.16%        0.16%        0.24%
Total                                                       0.81%        1.57%        1.57%        0.65%
Fee waivers/expense reimbursement                           0.02%        0.02%        0.02%        0.01%
Net expenses(e)                                             0.79%        1.55%        1.55%        0.64%


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                           CLASS A      CLASS B      CLASS C      CLASS Y
TAX-EXEMPT BOND - PRO FORMA WITH INSURED TAX-EXEMPT

Management fees(f)                                          0.41%        0.41%        0.41%        0.41%
Distribution (12b-1) fees                                   0.25%        1.00%        1.00%        0.00%
Other expenses(d)                                           0.15%        0.16%        0.16%        0.24%
Total                                                       0.81%        1.57%        1.57%        0.65%
Fee waivers/expense reimbursement                           0.02%        0.02%        0.02%        0.01%
Net expenses(g)                                             0.79%        1.55%        1.55%        0.64%

NOTES TO ANNUAL FUND OPERATING EXPENSES.

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds.
(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) The management fee ratio reflects the actual fee ratio as of fiscal year end June 30, 2005. Should this Reorganization not be approved, there is a separate proposal to modify the management fee schedule. Under this proposed fee schedule, the projected management fee ratio based on average net assets as of June 30, 2005 is 0.41%.

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee. The other expense ratios shown in this chart have been adjusted to reflect the new administrative fee that went into effect in October 2005.
(e) For Insured Tax-Exempt, the investment manager and its affiliates have contractually agreed to waive certain fees and absorb certain expenses until June 30, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, total expenses will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y. For Tax-Exempt Bond, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2006 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, total expenses will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for C and 0.64% for Class Y.

(f) Management fee ratio shown reflects what the ratios would be under the proposed management fee schedule based on average net assets as of Nov. 30, 2004.
(g) If shareholders approve the Reorganization, the investment manager and its affiliates have contractually agreed to waive certain fees and absorb certain expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, total expenses will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

EXAMPLE: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods indicated under the current arrangements and if the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND                                                        1 YEAR        3 YEARS        5 YEARS        10 YEARS
INSURED TAX-EXEMPT (SELLING FUND)(d)
Class A(a)                                                   $552           $732          $  928         $1,494
Class B                                                      $658(b)        $905(b)       $1,076(b)      $1,719(c)
Class C                                                      $258(b)        $505          $  876         $1,921
Class Y                                                      $ 65           $212          $  371         $  835

TAX-EXEMPT BOND (BUYING FUND)(d)
Class A(a)                                                   $552           $720          $  902         $1,431
Class B                                                      $658(b)        $894(b)       $1,054(b)      $1,665(c)
Class C                                                      $258(b)        $494          $  854         $1,871
Class Y                                                      $ 65           $207          $  362         $  813

TAX-EXEMPT BOND - PRO FORMA WITH INSURED TAX-EXEMPT(d)
Class A(a)                                                   $552           $720          $  902         $1,431
Class B                                                      $658(b)        $894(b)       $1,054(b)      $1,665(c)
Class C                                                      $258(b)        $494          $  854         $1,871
Class Y                                                      $ 65           $207          $  362         $  813


(a) Includes a 4.75% sales charge.
(b) Includes the applicable contingent deferred sales charge.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.
(d) Includes new expense waivers in year 1 only.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

You would pay the following expenses if you did not redeem your shares.


FUND                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
INSURED TAX-EXEMPT (SELLING FUND)(c)
Class A(a)                                                   $552        $732        $928       $1,494
Class B(b)                                                   $158        $505        $876       $1,719
Class C                                                      $158        $505        $876       $1,921
Class Y                                                      $ 65        $212        $371       $  835

TAX-EXEMPT BOND (BUYING FUND)(c)
Class A(a)                                                   $552        $720        $902       $1,431
Class B(b)                                                   $158        $494        $854       $1,665
Class C                                                      $158        $494        $854       $1,871
Class Y                                                      $ 65        $207        $362       $  813

TAX-EXEMPT BOND - PRO FORMA WITH INSURED TAX-EXEMPT(c)
Class A(a)                                                   $552        $720        $902       $1,431
Class B(b)                                                   $158        $494        $854       $1,665
Class C                                                      $158        $494        $854       $1,871
Class Y                                                      $ 65        $207        $362       $  813


(a) Includes a 4.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.
(c) Includes new expense waivers for year 1 only.

THE REORGANIZATION

TERMS OF THE REORGANIZATION

The Board has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for Reorganization on the following terms:

- The Reorganization is scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Selling Fund and the Buying Fund.

- The Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume the Selling Fund's stated liabilities.

- The Buying Fund will issue Class A, B, C and Y shares to the Selling Fund in an amount equal to the value of the assets of Classes A, B, C and Y that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. These shares will immediately be distributed by the Selling Fund to its shareholders in proportion to their holdings in the Selling Fund. As a result, shareholders of the Selling Fund will become Class A, B, C or Y shareholders of the Buying Fund.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with the Reorganization.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

- The net asset value of the Selling Fund and the Buying Fund will be computed as of 3:00 p.m. Central time, on the closing date.

-  After the Reorganization, the Selling Fund will be terminated.

CONDITIONS TO CLOSING THE REORGANIZATION

The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective.

-  The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel that the proposed Reorganization will result in no gain or loss being recognized by any shareholder.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Selling Fund or the Buying Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Selling Fund or the Buying Fund or the Board members, officers or shareholders of the Selling Trust or of the Buying Corporation.

TAX STATUS OF THE REORGANIZATION

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, although not entirely free from doubt, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"):

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, B, C and Y shares of the Buying Fund and the assumption of the Selling Fund's liabilities, followed by the distribution of those Class A, B, C and Y shares to the Selling Fund's shareholders and the termination of the Selling Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT the distribution by the Selling Fund of Class A, B, C and Y shares of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, B, C or Y shares of the Selling Fund solely for Buying Fund Class A, B, C or Y shares as part of the Reorganization.

- Under Section 358 of the Code, the aggregate basis of the Class A, B, C or Y shares of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate basis of the Class A, B, C or Y shares of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the Class A, B, C or Y shares of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, B, C or Y shares of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of Buying Fund's Class A, B, C and Y shares to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- Under Section 381 of the Code, the Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

Tax counsel will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

Prior to the closing of the Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

A fund's ability to carry forward capital losses and use them to offset future gains may be limited. First, one fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another fund that are "built in" at the time of the reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Second, a portion of a fund's pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after a reorganization and thus will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such reorganization. Therefore, in certain circumstances, former shareholders of a fund may pay taxes sooner, or pay more taxes, than they would have had a reorganization not occurred.

The Buying Fund's ability to carry forward the pre-acquisition losses of the Selling Fund and use them to offset future gains will technically be limited as a result of the Reorganization due to the effect of loss limitation rules under applicable tax law. The effect of this limitation will depend on the losses and gains in each fund at the time of the Reorganization. For example, based on data as of Aug. 31, 2005, this limitation would have had no impact at all as neither the Buying Fund nor the Selling Fund had pre-Reorganization "net losses" (i.e., capital loss carryforwards as of its last fiscal year end as adjusted by year-to-date realized gains or losses and all net unrealized gains).

For five years after the closing date, the combined fund will not be allowed to offset any gains "built in" to either fund at the time of the Reorganization against capital losses (including capital loss carryforwards) built in to the other fund.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

This description of the federal income tax consequences of the Reorganization does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS


The Board believes that the proposed Reorganization will be advantageous to Selling Fund shareholders based on its consideration of the following matters:


- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

- CONTINUITY OF INVESTMENT. The Board considered the fact that, currently, the Selling Fund and the Buying Fund have similar investment objectives and investment strategies. The Board recognized, however, that unlike the Buying Fund, the interest and principal attributable to substantially all of the Selling Fund's investments are either fully insured by private issuers or guaranteed by an agency or instrumentality of the U.S. Government. The Board also recognized that the Selling Fund, unlike the Buying Fund, invests a portion of its net assets in debt obligations whose interest is subject to the alternative minimum tax. Nevertheless, the Board accorded weight to the fact that, following the Reorganization, shareholders of the Selling Fund will continue to be invested in a fund holding a securities portfolio that generates income exempt from federal income tax.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds and took into account that, as of the end of each Fund's most recent fiscal year, the expense ratios for the Selling Fund were higher than the expense ratios for the Buying Fund (without taking into account any fee waivers or expense caps). The Board accorded weight to the fact that, if shareholders approve the Reorganization, the expense ratio for the combined Fund, adjusted to reflect current fees, before giving effect to any fee waivers or expense caps by the investment manager or its affiliates, is expected to be lower than the expense ratio of the Selling Fund. Thus, Selling Fund shareholders are expected to experience lower per share expenses by holding shares of the Buying Fund than they would if they continued to hold shares in the Selling Fund. In addition, the Selling Fund is relatively small and has been losing assets. The Board considered that higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise as fixed expenses become a larger percentage of net assets.

- ECONOMIES OF SCALE. The Board believes that by combining the Funds, the shareholders continue to have available to them a fund with a portfolio of tax-exempt investments, but can at the same time take advantage of the economies of scale associated with a larger fund. Furthermore, a larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. For example, fixed expenses such as audit expenses and accounting expenses that are charged on a per fund basis will be reduced.

- COSTS. The Board considered the fact that the investment manager has agreed to bear all solicitation expenses in order to achieve shareholder approval of the Reorganization and to bear any other costs of effecting the Reorganization (the filings, closing and other costs of consummating the transaction).


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

- DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current shareholders because it would be effected on the basis of the relative net asset values per share of the Selling Fund and Buying Fund, respectively. Thus, a Class A shareholder of the Selling Fund will receive Class A shares of the Buying Fund equal in value to his or her Class A shares in the Selling Fund.

- PERFORMANCE. The Board considered the relative performance records of the Funds. The Board took into account the better track record of the Buying Fund, when compared to the Selling Fund, over the past one, three and five years. While the Board was cognizant of the fact that the Buying Fund's past performance is no guarantee of its future results, it did consider that the better track record of the Buying Fund could help attract more assets into the combined Fund and therefore could help stem the stream of outflows that have been experienced by the Selling Fund. The Board considered that reduced outflows or increased inflows could help the Selling Fund shareholders achieve further economies of scale (see "Economies of Scale" above).

   The Board also considered the fact that the Funds have a similar investment objective and similar portfolio of municipal holdings and, absent the Reorganization, the two Funds may be competing against each other for the same investor base and, thus, could draw assets away from the other Fund. The Reorganization should allow for a concentrated selling effort thereby potentially benefiting both Funds. The Board further took into account the investment manager's belief that the Selling Fund, as a stand-alone Fund, was unlikely to experience any growth in assets as a result of investor inflows.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board also considered the potential benefits from the Reorganization that could be realized by the investment manager and its affiliates. The Board recognized that the potential benefits to the investment manager consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted, however, that shareholders of the Selling Fund will benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganization.


BOARDS' DETERMINATIONS


After considering the factors described above and other relevant information, at a meeting held on Nov. 9-10, 2005, the Selling Fund Board members, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Selling Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

The Board of Directors of the Buying Fund approved the Agreement at a meeting held on Nov. 9-10, 2005. Among other factors the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Buying Fund and that the interests of existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.


RECOMMENDATION AND VOTE REQUIRED

The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved, the Board will consider what further action should be taken.


If shareholders approve the Reorganization, it will take place shortly after the shareholder meeting. During the period between the shareholder meeting and the Reorganization, or if the Reorganization is not approved, it will be important for the Fund to have a properly elected Board and an IMS Agreement that has been approved by shareholders. Therefore, the Board is also recommending that shareholders approve the other proposals.


PROPOSAL 2. ELECT BOARD MEMBERS


REFERENCE TO THE "FUND" IN THIS PROPOSAL IS A REFERENCE TO INSURED TAX-EXEMPT.

NOMINEES FOR THE BOARD. Nominees are listed in the following table. Each person is a nominee for each of the 90 RiverSource Funds. The following nominees were elected as members of the Board at the last regular shareholders' meeting:
Mr. Arne H. Carlson, Ms. Anne P. Jones, Mr. Stephen R. Lewis, Jr., Mr. Alan K. Simpson, Ms. Alison Taunton-Rigby and Mr. William F. Truscott. The following nominees are recommended for the position of Board member by the independent Board members: Ms. Kathleen Blatz, Ms. Patricia M. Flynn, Mr. Jeffrey Laikind, Ms. Catherine James Paglia and Ms. Vikki L. Pryor.

Each Board member will serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attend as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


All nominees have agreed to serve. If an unforeseen event prevents a nominee from serving, your votes will be cast for the election of a substitute selected by the Board. Information on each nominee follows. Election requires a vote by a majority of the fund's shares voted at the meeting.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

TABLE A-3. INDEPENDENT NOMINEES


NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND            PRINCIPAL OCCUPATION                                         COMMITTEE
AGE                     LENGTH OF SERVICE        DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS   MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz          Board member since       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.   January 2006             Court, 1998-2005
Minneapolis, MN 55402
Age 51

Arne H. Carlson         Board member since 1999  Chair, Board Services Corporation                            Contracts, Executive,
901 S. Marquette Ave.                            (provides administrative services to                         Investment Review,
Minneapolis, MN 55402                            boards); former Governor of Minnesota                        Board Effectiveness
Age 71

Patricia M. Flynn       Board member since 2004  Trustee Professor of Economics and                           Investment Review,
901 S. Marquette Ave.                            Management, Bentley College; former                          Joint Audit
Minneapolis, MN 55402                            Dean, McCallum Graduate School of
Age 54                                           Business, Bentley College

Anne P. Jones           Board member since 1985  Attorney and consultant                                      Joint Audit, Board
901 S. Marquette Ave.                                                                                         Effectiveness,
Minneapolis, MN 55402                                                                                         Executive, Investment
Age 70                                                                                                        Review


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND            PRINCIPAL OCCUPATION                                         COMMITTEE
AGE                     LENGTH OF SERVICE        DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS   MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind         Board member since 2005  Former Managing Director, Shikiar      American Progressive
901 S. Marquette Ave.                            Asset Management                       Insurance
Minneapolis, MN 55402
Age 70

Stephen R. Lewis, Jr.   Board member since 2002  President Emeritus and Professor of    Valmont Industries,   Contracts, Investment
901 S. Marquette Ave.                            Economics, Carleton College            Inc. (manufactures    Review, Executive,
Minneapolis, MN 55402                                                                   irrigation systems)   Board Effectiveness
Age 65

Catherine James Paglia  Board member since 2004  Director, Enterprise Asset             Strategic             Contracts, Investment
901 S. Marquette Ave.                            Management, Inc. (private real estate  Distribution, Inc.    Review
Minneapolis, MN 55402                            and asset management company)          (transportation,
Age 53                                                                                  distribution and
                                                                                        logistics
                                                                                        consultants)

Vikki L. Pryor                                   President and Chief Executive
901 S. Marquette Ave.                            Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                            Insurance Company, Inc. since 1999
Age 52

Alan K. Simpson         Board member since 1997  Former three-term United States                              Investment Review,
1201 Sunshine Ave.                               Senator for Wyoming                                          Board Effectiveness
Cody, Wyoming 82414
Age 74


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND            PRINCIPAL OCCUPATION                                         COMMITTEE
AGE                     LENGTH OF SERVICE        DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS   MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby    Board member             Chief Executive Officer, RiboNovix,    Hybridon, Inc.        Investment Review,
901 S. Marquette Ave.   since 2002               Inc. since 2003 (biotechnology);       (biotechnology)       Contracts
Minneapolis, MN 55402                            former President, Forester Biotech
Age 61



TABLE A-4. NOMINEE AFFILIATED WITH RIVERSOURCE INVESTMENTS



NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND            PRINCIPAL OCCUPATION                                         COMMITTEE
AGE                     LENGTH OF SERVICE        DURING PAST FIVE YEARS                 OTHER DIRECTORSHIPS   MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
William F. Truscott*    Board member since       President - U.S. Asset Management and
53600 Ameriprise        2001, Vice President     Chief Investment Officer, Ameriprise
Financial Center        since 2002               Financial, Inc. and President,
Minneapolis, MN 55474                            Chairman of the Board and Chief
Age 45                                           Investment Officer, RiverSource
                                                 Investments, LLC since 2005; Senior
                                                 Vice President - Chief Investment
                                                 Officer, Ameriprise Financial, Inc.
                                                 and Chairman of the Board and Chief
                                                 Investment Officer, RiverSource
                                                 Investments, LLC, 2001-2005; former
                                                 Chief Investment Officer and Managing
                                                 Director, Zurich Scudder Investments


* Interested person by reason of being an officer, director, securityholder and/or employee of RiverSource Investments.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

BOARD COMMITTEES. The Board has several committees that facilitate the work of the Board. The Executive Committee has authority to act for the full Board between meetings. The Contracts Committee receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The Investment Review Committee considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

The Board Effectiveness Committee's charter, Exhibit D, requires it to make recommendations regarding nominees based on criteria approved by the Board. All members of the Committee are independent. Nominee recommendations are based on a matrix of skill sets, experience, and geographical location and each nominee must have a background that demonstrates the ability to furthering the interest of all shareholders. The Committee will consider recommendations from shareholders who write to the Boards and provide detailed information about a candidate. All candidates are processed in the same fashion; first by evaluating a candidate's detailed information against the criteria; then interviewing those candidates who best fill vacancies identified by the matrix.


You may write the Board by addressing a letter to Arne H. Carlson, the independent Chair of the Board or any other independent member of the Board, at Board Services Corporation, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. However, do not address letters to this address if you are requesting some action regarding your investments. In order to avoid any delay in processing a request regarding an investment, please address these requests to 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


The Joint Audit Committee, made up entirely of independent Board members, operates under a written charter, Exhibit E The Joint Audit Committee meets with the independent auditors, internal auditors and corporate officers to review and discuss audited financial statements, reports, issues, and compliance matters. This Committee reports significant issues to the Board and makes recommendations to the independent Board members regarding the selection of the independent public accountant. More information regarding this Committee and the fund's independent auditor is found in Section C.

During the 12-month period ended Sept. 30, 2005, the Board met 8 times, Executive 2 times, Contracts 7 times, Investment Review 5 times, Board Effectiveness 6 times and Joint Audit 4 times. All Board members had 100% attendance except for Mr. Simpson who had 82% attendance due to serious illness in January 2005.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

SHAREHOLDER COMMUNICATIONS WITH THE BOARD. Shareholders may communicate directly with the Board by sending correspondence to Arne H. Carlson, Chair of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. Correspondence to specific individual Board members also may be directed to the same address. Account-specific correspondence should be directed to RiverSource Funds, 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

BOARD MEMBER COMPENSATION. The following table shows the total compensation received by each Board member from all of the RiverSource Funds. The funds do not pay retirement benefits to Board members. Under a Deferred Compensation Plan, independent Board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of one or more designated RiverSource funds.

TABLE A-5. BOARD MEMBER COMPENSATION(a)


                    AGGREGATE COMPENSATION FROM          COMPENSATION FROM
                   ALL RIVERSOURCE FUNDS FOR THE      THE SELLING FUND DURING
NOMINEE              YEAR ENDED SEPT. 30, 2005         THE LAST FISCAL YEAR
Flynn                       $143,675(d)                     $  875(b)
Jones                        185,892                         1,530
Lewis                        204,700(e)                      1,682(c)
Paglia                       157,708                           950
Simpson                      138,842                         1,025
Taunton-Rigby                166,842                         1,325



(a) Board members affiliated with RiverSource Investments or Board Services Corporation, a company providing administrative services to RiverSource funds, are not paid by RiverSource funds. Mr. Carlson's total compensation was $373,750. Board member compensation is a combination of a base fee and meeting fees. Because the spin-off of Ameriprise Financial from American Express Company necessitated 5 additional meetings, each Board member was paid $23,500 to cover those additional meetings. That cost, which is included in the aggregate compensation shown above, was borne by Ameriprise Financial. Ms. Blatz, Mr. Laikind and Ms. Pryor were not Board members prior to Sept. 30, 2005 and therefore are not included in the table.

(b) Includes portion of compensation deferred in the amount of $325 from the Fund.
(c) Includes portion of compensation deferred in the amount of $628 from the Fund.

(d) Includes portion of compensation deferred in the amount of $60,371 from RiverSource funds.
(e) Includes portion of compensation deferred in the amount of $54,839 from RiverSource funds.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

The following table shows the dollar range of shares of all RiverSource funds owned by the Board members and the dollar range of shares owned in the Selling Fund.


TABLE A-6. BOARD MEMBER HOLDINGS*


Dollar range of equity securities beneficially owned as of Sept. 30, 2005



                 AGGREGATE DOLLAR RANGE OF EQUITY         DOLLAR RANGE OF
                SECURITIES OF ALL RIVERSOURCE FUNDS    EQUITY SECURITIES IN
NOMINEE              OVERSEEN BY BOARD MEMBER           THE SELLING FUND**
Carlson                    over $100,000                       None
Flynn                    $10,001 - $50,000                     None
Jones                      over $100,000                       None
Lewis                      over $100,000                       None
Paglia                  $50,001 - $100,000                     None
Simpson                 $50,001 - $100,000                     None
Taunton-Rigby              over $100,000                       None
Truscott                   over $100,000                       None



 * Ms. Blatz, Mr. Laikind and Ms. Pryor were not Board members prior to Sept. 30, 2005 and therefore are not included in the table.

** The percentage of shares beneficially owned by all Board members and officers as a group does not exceed 1% of any class of shares of any fund.

FUND OFFICERS. In addition to Mr. Truscott, the fund's other executive officers are:

LESLIE L. OGG, age 67. Vice president, general counsel and secretary since 1978. President of Board Services Corporation.

JEFFREY P. FOX, age 50. Treasurer since 2002. Vice President - Investment Accounting of Ameriprise Financial.


PAULA R. MEYER, age 51. President since 2002. Senior Vice President - Mutual Funds, RiverSource Investments.

BETH E. WEIMER, age 52. Chief Compliance Officer since 2004. Vice President and Chief Compliance Officer, Ameriprise Financial and Chief Compliance Officer, RiverSource Investments.

Officers serve at the pleasure of the Board. Officers are paid by Ameriprise Financial, RiverSource Investments or Board Services Corporation. During the last fiscal year, no officer earned more than $60,000 from any fund.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

PROPOSAL 3. APPROVE OR REJECT AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC


REFERENCE TO THE "FUND" IN THIS PROPOSAL IS A REFERENCE TO INSURED TAX-EXEMPT.

The fund pays fees to RiverSource Investments under an Investment Management Services Agreement (the "IMS Agreement") for investment management services. The services include providing the personnel, equipment and office facilities necessary for the management of the fund's assets. Subject to the oversight of the Board and consistent with the fund's investment policies, the investment manager decides what securities to buy, hold or sell. The investment manager also executes buy and sell orders and provides research and statistical data to support investment management activities.

INVESTMENT MANAGER. On Sept. 30, 2005, Ameriprise Financial became a publicly traded company and on Oct. 1, 2005 transferred the investment management functions and IMS Agreement to RiverSource Investments, a wholly-owned subsidiary. While these transfers did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to vote on the arrangement and the change discussed below.

SUMMARY OF KEY CHANGES

A. STANDARD OF CARE. For all funds, the investment manager will be held to a higher standard of care than under the current IMS Agreement.

B. CONFIDENTIALITY. The proposed IMS Agreement contains an explicit acknowledgement from the fund that the investment manager may be prevented from divulging or acting upon certain confidential information learned in connection with its activities, including the provision of investment advice to clients other than the fund. In addition, the proposed IMS Agreement contains additional confidentiality provisions prohibiting the funds from disclosing to third parties any information or advice furnished by the investment manager to the fund, unless required by law or necessary to provide services to the fund.

C. AMENDMENTS. The proposed IMS Agreement clarifies that, as permitted under applicable law, the parties may make non-material amendments or modifications without obtaining shareholder approval.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

TERMS OF THE CURRENT IMS AGREEMENT. The fee the fund pays to RiverSource Investments for its services under the current IMS Agreement is based on the net assets of the fund and decreases as the size of the fund increases. The complete fee schedule for the fund and other similar funds managed by RiverSource Investments is found in Section C. The fund also pays its taxes, brokerage commission and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; consultant fees; Board compensation; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and other expenses properly payable by the fund, approved by the Board. Section C includes information on the date of the current IMS Agreement, the date it was last approved by shareholders and the reason why it was submitted to shareholders at that time.

A. STANDARD OF CARE. The proposed IMS Agreement revises the standard of care to provide that, except for bad faith, intentional misconduct or negligence in regard to the performance of its duties pursuant to the agreement, neither the investment manager, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any loss suffered by the fund or its shareholders or creditors. This means that the investment manager is held to a higher standard of care.

B. CONFIDENTIALITY. The current IMS Agreement contains an acknowledgement by the fund that the investment manager renders investment advice and other services to other investment companies and persons which may or may not have investment policies and investments similar to those of the fund. The proposed IMS Agreement adds an explicit acknowledgement from the fund that the investment manager may not be free to divulge to the fund or act, for the benefit of the fund, upon confidential information learned in connection with its activities, including the provision of investment advice to clients other than the fund.

   The current IMS Agreement is silent on the fund's obligation to refrain from divulging confidential information. The proposed IMS Agreement includes a new provision that prohibits the fund from disclosing to third parties any information or advice furnished to the fund by the investment manager unless required by law or necessary to provide services to the fund.

C. AMENDMENTS. The current IMS Agreement does not address whether shareholder approval must be obtained before non-material amendments or modifications may be made. The proposed IMS Agreement includes a new provision clarifying that the parties may make non-material amendments or modifications without obtaining shareholder approval, as permitted under applicable law.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

BASIS FOR RECOMMENDATION OF THE BOARD


Following announcement of the spin-off of Ameriprise Financial from American Express Company, the Board and Ameriprise Financial agreed to review and revise, where appropriate, the terms of all contracts, including the IMS Agreement, pursuant to which Ameriprise Financial or its affiliates provides services to the fund. Each year, the Board determines whether to continue the IMS Agreement for the fund and, in doing so, evaluates the quality and level of service received under the IMS Agreement and the costs associated with those services. Accordingly, in March and April of each year, Ameriprise Financial prepares detailed reports for the Board, which include data prepared by independent organizations, to assist the Board in making this determination. The Board accords considerable weight to the deliberations and conclusions of its committees in determining whether to continue the IMS Agreement.

After thorough review of the reports and data provided at a meeting held in person on April 14, 2005, the Board, including all of its independent members, determined that the quality and level of advisory services provided pursuant to the IMS Agreement for the fund were satisfactory and that fees were fair and reasonable. However, in light of the announced plans of the spin-off, the Board approved continuation of the IMS Agreement for only an interim period ending on the later of (i) the effective date of the spin-off; or (ii) the approval of a new investment management services agreement with Ameriprise Financial (or its subsidiary) by the shareholders of the fund, but in no event for a period longer than one year. While it was expected that the spin-off would not result in an "assignment" of an IMS Agreement under the 1940 Act and, therefore, would not cause the termination of the IMS Agreement according to its terms, Schulte Roth & Zabel LLP, retained as independent counsel to the Board, advised the Board that the legal question of whether the spin-off would result in an assignment turns on a highly fact-sensitive analysis. Therefore, the Board determined, as a matter of prudence, to proceed as if the IMS Agreement would terminate as a result of the spin-off. Accordingly, the Board determined to renew the IMS Agreement for the interim period only and to consider a new IMS Agreement for the fund prior to the spin-off.

For the six months following the April 2005 meeting, the Board and its committees evaluated whether to approve a proposed IMS Agreement for the fund with post-spin Ameriprise Financial (or its subsidiary). Schulte Roth & Zabel LLP assisted the Board in fulfilling its statutory and other responsibilities associated with the spin-off and the resulting consideration of new contracts, including the proposed IMS Agreement. As a key step in this process, independent counsel sent, on behalf of the independent members of the Board, a detailed and expansive request for information to American Express Company and Ameriprise Financial, seeking specified information thought to be relevant to


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT the Board's consideration of the proposed contracts with post-spin Ameriprise Financial. The Board and its committees were provided with a wealth of written and oral information intended to assist them in considering the proposed contracts, including the proposed IMS Agreement. Furthermore, in connection with the Board's considerations as to whether post-spin Ameriprise Financial, as an independent entity, would be capable of continuing to provide a high quality of services to the fund, the Board's independent members retained their own financial adviser, Credit Suisse First Boston LLC ("CSFB"). At the Board's requests, CSFB provided various written materials and oral presentations analyzing the capital adequacy of Ameriprise Financial. The costs of independent counsel and CSFB and of additional meetings of the Board were borne by Ameriprise Financial as part of the commitment of American Express Company to ensure a complete and thorough review of the proposed spin-off and its effect on the services provided by Ameriprise Financial and its subsidiaries.

During the course of the six-month period following the April 2005 meeting, the Board and its committees met at five in-person meetings to consider the information provided by American Express Company, Ameriprise Financial, independent counsel and CSFB. At an in-person meeting held on Sept. 8, 2005, based on all of the information provided as well as the deliberations occurring at that meeting and the previous meetings held since the announcement of the spin-off, the Board, including all of its independent members, approved the new contracts, including the proposed IMS Agreement.

On Oct. 1, 2005, pursuant to an agreement between the Fund and Ameriprise Financial, the IMS Agreement was transferred to RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial.

For these reasons, the Board, including all of its independent members, recommends that you approve the proposed IMS Agreement for your fund.

THE BOARD'S SPECIFIC CONSIDERATIONS RELATING TO THE PROPOSED IMS AGREEMENT. In carrying out its legal responsibilities associated with the consideration of the proposed IMS Agreements, the Board evaluated the following four factors: (i) the nature, extent and quality of services to be provided by RiverSource Investments; (ii) the investment performance of the fund; (iii) the costs of the services to be provided and the profits to be realized by Ameriprise Financial; and (iv) the extent to which economies of scale would be realized as the fund grows and whether the fee level reflects these economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY POST-SPIN AMERIPRISE FINANCIAL (AND ITS SUBSIDIARIES). The Board recognized that only a few months had passed since its April 2005 determination to renew the IMS Agreement for each fund and that in April 2005, it had concluded that the


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT nature, extent and quality of services provided by Ameriprise Financial were satisfactory and consistent with those that would be expected for a fund family of the size of the RiverSource funds. However, the Board also recognized that this assessment must be supplemented with an evaluation of whether the spin-off or other factors would result in any changes to the advisory services currently provided to the funds. In this regard, the Board focused its evaluation on the following factors potentially impacting the nature, extent and quality of advisory services to be provided by RiverSource Investments: (i) Ameriprise Financial's projected capital structure and capital adequacy as a stand-alone entity; (ii) its legal and regulatory risks; (iii) its ability to retain and attract personnel; and (iv) its ability to successfully rebrand its products and services. Based on extensive presentations and reports by Ameriprise Financial, CSFB and independent counsel, the Board concluded that the proposed capital structure (which includes certain indemnification commitments made by American Express Company) should enable RiverSource Investments to continue to provide a high quality of advisory services to the funds. In making this determination, the Board took into account representations by management of Ameriprise Financial that projected capital levels would allow Ameriprise Financial (including RiverSource Investments) to continue to meet its legal and compliance responsibilities, build its distribution network, pursue technological upgrades, make capital commitments necessary to retain and attract key personnel devoted to legal and compliance responsibilities, portfolio management and distribution, and pursue smaller asset management acquisitions to help grow its business. The Board accorded significant weight to CSFB's confirmation as to the reasonableness of the foregoing representations. The Board also considered the fact that there were no expected departures of key personnel involved in the portfolio management, operations and marketing of the funds as a result of the announcement of the spin-off.

The Board concluded that, based on all of the materials and information provided (and with the assistance of independent counsel), post-spin Ameriprise Financial (including RiverSource Investments) would be in a position to continue to provide a high quality of investment management services to the funds.

INVESTMENT PERFORMANCE. The Board next focused on investment performance. The Board reviewed reports documenting the fund's performance over one-, three- and five-year periods, as well as the entire period during which its current portfolio manager has managed the fund, and compared the performance to relevant Lipper and market indices. The Board took into account its consideration in April 2005, in particular that the fund's investment performance, although below the median, had begun to improve after Ameriprise Financial implemented a new fixed income sector team approach to managing the fund.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

The Board also considered that it has received monthly performance reports for the fund. The Board and its committees concluded in September 2005 that there have been no significant deviations from April's overall performance data.

COST OF SERVICES PROVIDED. The Board evaluated comparative fees and the costs of services to be provided under the current and proposed IMS Agreements, including fees charged by Ameriprise Financial (including RiverSource Investments and other subsidiaries) to its institutional clients and paid to subadvisers. The Board studied RiverSource Investments' effort (its "pricing philosophy") to set most funds' total expense ratios at or below the median expense ratio of their peer groups. The Board considered that the fund's management fees would not change under the proposed IMS Agreement and that the fund's current expense ratio was below the median expense ratio of the fund's peer group.

The Board next considered the expected profitability to RiverSource Investments and its affiliates derived from their relationships with the fund, recalling the April 2005 determination that the profitability level was appropriate. The Board noted that projected profitability of RiverSource Investments would allow it to operate effectively and, at the same time, reinvest in its businesses. The Board also considered that the proposed changes in advisory fees for certain RiverSource funds, as well as the mergers of certain RiverSource funds would result in revenue gains, while taking into account that these increases would not materially alter profit margins due to expected increases in costs associated with the spin-off, particularly rebranding and separation. CSFB also reported that Ameriprise Financial's projected level of return on equity was generally reasonable in light of the returns on equity of its industry competitors. In evaluating profitability, the Board also considered the benefits Ameriprise Financial obtains through the use of commission dollars paid on portfolio transactions for the fund and from other business relationships that result from managing the fund. The Board also considered the fees charged by Ameriprise Financial to its institutional clients and paid to subadvisers, noting the differences in services provided in each case. In light of these considerations, the Board concluded that projected profitability levels were appropriate.

ECONOMIES OF SCALE. The Board also considered the breakpoints in fees that would be triggered as the net asset levels of the fund grew and the extent to which shareholders would benefit from such growth. The Board observed that the fee schedule under the proposed IMS Agreement would continue to provide breakpoints similar to those in place pursuant to the current IMS Agreement. Accordingly, the Board concluded that the proposed IMS Agreement provides adequate opportunity for shareholders to realize benefits as fund assets grow.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

OTHER CONSIDERATIONS. In addition, the Board accorded weight to the fact that, under the proposed IMS Agreement, RiverSource Investments is held to a higher standard of care than under the current IMS Agreement. The Board also noted Ameriprise Financial's commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. Furthermore, the Board recognized that it was not limited to considering management's proposed contracts. In this regard, the Board evaluated the circumstances under which it would consider the retention of an investment adviser different from RiverSource Investments (or its subsidiaries). The Board concluded, based on its consultation with independent counsel, that pursuing the retention of a different adviser was not necessary, primarily because, in its best judgment, RiverSource Investments continues to be basically the same organization (from a functional and managerial standpoint) as it was prior to the spin-off. The Board reasoned that shareholders purchased shares of the fund with an expectation that the current investment advisory organization would be servicing the fund.

As a result of all of the foregoing, the Board determined that the fees to be paid under the proposed IMS Agreement were fair and reasonable in light of services proposed to be provided.

BOARD RECOMMENDATION AND VOTE REQUIRED. For the foregoing reasons, the Board recommends that shareholders of the fund approve the proposed IMS Agreement. The proposed IMS Agreement must be approved by the lesser of (a) a majority of the fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If shareholders approve the proposed IMS Agreement, it will take effect shortly after the shareholder meeting. If the proposed IMS Agreement is not approved, the Board will consider appropriate steps to take.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION


REFERENCE TO THE "FUND" IN THIS SECTION IS A REFERENCE TO INSURED TAX-EXEMPT.


VOTING. You are entitled to vote based on your total dollar interest in the Fund. Each dollar is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone or internet. Signed proxy cards returned without instructions will be voted in favor of all proposals.

The trust of which the Fund is part issues several series of shares. Each series is a separate fund. On the election of Board members, you vote together with the owners of shares of all the other funds that are part of the trust. On the Reorganization and the IMS Agreement you vote together with the owners of the other shares in your fund.

In voting for Board members, you may vote all of your shares cumulatively. This means that you have the right to give each nominee an equal number of votes or divide the votes among the nominees as you wish. You have as many votes as the number of dollars you own on the record date, multiplied by the number of Board members to be elected. If you elect to withhold authority for any individual nominee or nominees, you may do so by marking the box labeled "For All Except," and by striking the name of any excepted nominee, as is further explained on the card itself. If you do withhold authority, the proxies will not vote shares equivalent to the proportionate number applicable to the names for which authority is withheld.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposals. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

If your shares are held in an IRA account with Ameriprise Trust Company as custodian, you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other fund shareholders have voted.

REVOKING YOUR PROXY. If you change your mind after you vote and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, but cannot attend the meeting, you may change your vote or revoke it by mail, telephone or internet.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

SIMULTANEOUS MEETINGS. The meeting will be held simultaneously with meetings of other RiverSource mutual funds. Each proposal will be voted on separately by shareholders of a corporation or trust or by shareholders of a fund or by a class of shares of the fund where appropriate. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The investment manager will pay the expenses of the solicitation. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact.


SHAREHOLDER PROPOSALS. No proposals were received from shareholders. RiverSource funds are not required to hold regular meetings of shareholders each year. However, meetings of shareholders are held from time to time and proposals of shareholders that are intended to be presented at future shareholder meetings must be submitted in writing to RiverSource funds in reasonable time prior to the solicitation of proxies for the meeting.


OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.


ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against the proposals. The investment manager will pay the costs of any additional solicitation and of any adjourned meeting. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient votes have been received.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION


REFERENCE TO THE "FUND" IN THIS SECTION IS A REFERENCE TO INSURED TAX-EXEMPT.

This section contains the following information about the funds, their investment manager and the independent auditors:


TABLE   CONTENT

        (all information is shown for the last fiscal year* unless noted otherwise)

C-1     Actual and pro forma capitalization of the Selling Fund and the Buying
        Fund
C-2     Actual and pro forma ownership of fund shares
C-3 Current management fee schedule for the Fund and other RiverSource funds with similar investment objectives
C-4     Fund payments made to the investment manager and its affiliates
C-5     Brokerage commissions paid to a broker-dealer affiliate
C-6     Shareholder approval of current management agreement
C-7A    Audit fees during the Fund's last two fiscal years
C-7B Audit-related, tax and other fees during the Fund's last two fiscal years


*    Last fiscal year prior to Oct. 1, 2005.

THE FUND'S INVESTMENT MANAGER AND DISTRIBUTOR. RiverSource Investments is the investment manager for each fund. Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial, is the distributor for the fund. The address for RiverSource Investments and Ameriprise Financial Services, Inc. is 200 Ameriprise Financial Center, Minneapolis, MN 55474.


PRESIDENT AND BOARD OF DIRECTORS OF RIVERSOURCE INVESTMENTS. William F. Truscott is President of RiverSource Investments. The following individuals are directors of RiverSource Investments. Each director is an officer of RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, MN 55474. Directors:
William F. Truscott, Ward D. Armstrong and Michelle M. Keeley.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

CAPITALIZATION

The following table shows the capitalization of the Funds as of Sept. 30, 2005 and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF THE SELLING AND BUYING FUNDS

CAPITALIZATION

                                                                        NET ASSET VALUE      SHARES
FUND                                                    NET ASSETS         PER SHARE       OUTSTANDING
INSURED TAX-EXEMPT
Class A                                                $310,913,651         $5.42           57,354,033
Class B                                                  38,913,372          5.42            7,178,276
Class C                                                   5,469,264          5.43            1,006,949
Class Y                                                       1,423          5.42                  263

TAX-EXEMPT BOND
Class A                                                $620,913,752         $3.88          160,136,048
Class B                                                  30,276,575          3.88            7,808,249
Class C                                                   3,928,709          3.88            1,012,887
Class Y                                                       1,887          3.88                  487

TAX-EXEMPT BOND - PRO FORMA WITH INSURED TAX-EXEMPT
Class A                                                $931,827,403         $3.88           240,268,43
Class B                                                  69,189,947          3.88           17,837,469
Class C                                                   9,397,973          3.88            2,422,491
Class Y                                                       3,310          3.88                  854

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares as of Sept. 30, 2005. As of Sept. 30, 2005, officers and Board members of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

TABLE C-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

OWNERSHIP OF FUND SHARES

                                                                         PERCENT OF
                                                         PERCENT         SHARES HELD
                                                        OF SHARES       FOLLOWING THE
FUND                                  5% OWNERS           HELD         REORGANIZATION
INSURED TAX-EXEMPT
Class A                                 None                -                -
Class B                                 None                -                -
Class C                                   (1)              13%               7%
Class Y                                   (2)             100%              43%

TAX-EXEMPT BOND
Class A                                 None                -                -
Class B                                 None                -                -
Class C                                 None                -                -
Class Y                                   (2)             100%              57%

(1) J. Haley Stephens and Lynne S. Kelly as the Trustees of the Mary M. Stephens Irrevocable Trust, Calhoun, GA own 7.38%. Roland K. and Charlotte H. Weber, Glen Ellyn, IL own 5.31%.

(2) Ameriprise Financial, Minneapolis, MN owns 100%.


The following table shows the management fee schedule for the fund and other domestic fixed income funds managed by the investment manager.

TABLE C-3. CURRENT MANAGEMENT FEE SCHEDULE FOR THE FUND AND OTHER RIVERSOURCE FUNDS WITH SIMILAR INVESTMENT OBJECTIVES


                                             MANAGEMENT FEE                      FEE CAP OR WAIVERS(1)
RETAIL FUNDS                            (ANNUAL RATE; IN BILLIONS)                  (IF APPLICABLE)
---------------------------------------------------------------------------------------------------------------
California,                     First $.25 - .47%; next $.25 - .445%;   0.79% until 6/30/06
Massachusetts,                  next $.25 - .42%; next $.25 - .405%;
Michigan, Minnesota,            over $1 - .38%
New York, Ohio

Insured Tax-Exempt              First $1 - .45%; next $1 - .425%;       Intermediate Tax-Exempt and Tax-Exempt
Intermediate Tax-Exempt         next $1 - .4%; next $3 - .375%;         Bond: 0.79% until 11/30/06
Tax-Exempt Bond                 over $6 - .35%                          Insured Tax-Exempt: 0.79% until 6/30/06

Tax-Exempt High Income          First $1 - .49%; next $1 - .465%;       0.79% until 11/30/06
                                next $1 - .44%; next $3 - .415%;
                                next $3 - .39%; over $9 - .36%


(1) The information is shown for Class A shares. Fees and expenses in excess of the percentage shown will be waived. Fee caps for other classes of shares will vary slightly based on the expenses of those classes.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

TABLE C-4. FUND PAYMENTS TO THE INVESTMENT MANAGER AND ITS AFFILIATES*


FUND                     ADMIN           DIST           IMS          SERVICE        TA          CUSTODY
Insured Tax-Exempt
Fund                    $166,983       1,427,118     $1,801,898        $1        $202,583       $32,160


* The Administrative Services Agreement ("Admin") is between the fund and Ameriprise Financial. The Agreement of Distribution ("Dist") and Shareholder Service Agreement ("Service") are between the fund and Ameriprise Financial Services, Inc. The Investment Management Services Agreement ("IMS") is between the fund and RiverSource Investments. The Transfer Agent Agreement ("TA") is between the fund and RiverSource Service Corporation. The Custodian Agreement ("Custody") is between the fund and Ameriprise Trust Company. Services under these agreements will continue to be provided by the same company after the IMS Agreement is approved.


TABLE C-5. BROKERAGE COMMISSIONS PAID TO A BROKER-DEALER AFFILIATE

                              BROKER/         AMOUNT OF         % OF ALL
FUND                          DEALER         COMMISSIONS       COMMISSIONS
Insured Tax-Exempt Fund         N/A              N/A               N/A

TABLE C-6. SHAREHOLDER APPROVAL OF CURRENT MANAGEMENT AGREEMENT

                                              DATE LAST          REASON
                              DATE OF        APPROVED BY      SUBMITTED TO
FUND                         CONTRACT       SHAREHOLDERS      SHAREHOLDERS
Insured Tax-Exempt Fund       3/20/95          9/9/94               1

(1) Shareholders approved (1) basing the fee solely on the assets of the fund, not on the assets of all of the funds in the fund family and (2) eliminating provisions regarding administration and accounting services. The fund and the investment manager then entered into a separate Administrative Services Agreement.


THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT. The 1940 Act provides that every registered investment company must be audited at least once each year by independent registered public accountants selected by a majority of the independent Board members. The Selling Fund's Board has selected KPMG LLP to be the Fund's independent registered public accountant for the current fiscal year. KPMG LLP, in accordance with Independence Standards Board Standard No. 1 ("ISB No. 1"), has confirmed in writing to the Board's Joint Audit Committee that they are independent accountants with respect to the Fund.


The independent accountants examine the annual financial statements for the Fund that are set forth in the annual report to shareholders and provide other requested non-audit and tax-related services to the Fund. The Joint Audit Committee reviewed and discussed the audited financial statements with RiverSource Investments and reviewed with KPMG LLP the matters required to be discussed by SAS 61 (for example, methods used to account for significant unusual transactions).

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

The Joint Audit Committee does not consider other non-audit services provided by KPMG LLP to be incompatible with maintaining the independence of KPMG LLP in its audits of the Fund, taking into account representations from KPMG LLP, in accordance with ISB No. 1, regarding its independence from the Fund and its related entities.

Representatives of KPMG LLP are expected to be present at the meeting. They will be given the opportunity to make a statement to shareholders and are expected to be available to respond to any questions that may be raised at the meeting.


JOINT AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. Pursuant to the pre-approval requirements of the Sarbanes-Oxley Act of 2002, all services to be performed by KPMG LLP for the Fund; the Fund's investment adviser; and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, must be pre-approved by the Joint Audit Committee.


AUDIT FEES. During the last two fiscal years, the aggregate fees paid to KPMG LLP for professional services rendered for the audit of the annual financial statements or services that are normally provided in connection with statutory and regulatory filings for the fund were as follows:

TABLE C-7A. AUDIT FEES

DURING THE FUND'S LAST TWO FISCAL YEARS

FUND                             LAST FISCAL YEAR         PREVIOUS FISCAL YEAR
Insured Tax-Exempt Fund               $22,000                   $21,000

The following table shows aggregate fees paid by the Fund to KPMG in each of the last two fiscal periods for services that are not included in Table C-7A. All of the services performed were pre-approved by the Joint Audit Committee.

- AUDIT-RELATED FEES. Assurance and related services that are reasonably related to the performance of the audit or review.

-  TAX FEES. Tax compliance, tax advice and tax planning.


-  ALL OTHER FEES. All other services rendered by KPMG LLP.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

TABLE C-7B. AUDIT-RELATED, TAX AND OTHER FEES

DURING THE FUND'S LAST TWO FISCAL YEARS


                                  AGGREGATE                      AGGREGATE                     AGGREGATE
                             AUDIT-RELATED FEES                  TAX FEES                      OTHER FEES
-----------------------------------------------------------------------------------------------------------------
                              LAST         PREVIOUS         LAST         PREVIOUS         LAST         PREVIOUS
                             FISCAL         FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
FUND                          YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
Insured Tax-Exempt Fund       $88            $94           $2,750         $2,550          $73             $0

AGGREGATE NON-AUDIT FEES TO INSURED TAX-EXEMPT, RIVERSOURCE INVESTMENTS AND ITS AFFILIATES

For the year ended Sept. 30, 2005, the aggregate non-audit fees billed for services rendered to the Fund, to the investment manager and to any entity controlling, controlled by or under common control with the investment manager that provides ongoing services to the funds was $89,911. For the year ended Sept. 30, 2004, the aggregate amount was $129,544.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION


This Agreement and Plan of Reorganization dated as of Nov. 10, 2005 (the "Agreement") is between AXP Special Tax-Exempt Series Trust (the "Selling Trust"), a Massachusetts business trust, on behalf of its series, RiverSource Insured Tax-Exempt Fund (the "Selling Fund"), and AXP Tax-Exempt Series, Inc. (the "Buying Corporation"), a Minnesota corporation, on behalf of its series, RiverSource Tax-Exempt Bond Fund (the "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Section 3c and 10 of the Agreement).


In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. The Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Selling Fund.

2.  REORGANIZATION.

    a. Plan of Reorganization. The Reorganization will be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, the Selling Trust will convey all of the assets of the Selling Fund to the Buying Fund. The Buying Fund will assume all liabilities of the Selling Fund. At the Closing, the Buying Corporation will deliver shares of the Buying Fund, including fractional shares, to the Selling Trust. The number of shares will be determined by dividing the value of the net assets of shares of the Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Buying Fund, computed as described in paragraph 3(b). The Selling Fund will not pay a sales charge on the receipt of Buying Fund shares in exchange for the assets of the Selling Fund. In addition, the shareholders of the Selling Fund will not pay a sales charge on distribution to them of shares of the Buying Fund.

    b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Selling Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.1

3.  VALUATION OF NET ASSETS.

    a. The net asset value of shares of the Selling Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Buying Fund's prospectus.

    b. The net asset value per share of shares of the Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Buying Fund's prospectus.

    c. At the Closing, the Selling Fund will provide the Buying Fund with a copy of the computation showing the valuation of the net asset value per share of shares of the Selling Fund on the Valuation Date. The Buying Fund will provide the Selling Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

    a. As soon as practicable after the Valuation Date, the Selling Trust will liquidate the Selling Fund and distribute shares of the Buying Fund to the Selling Fund's shareholders of record. The Buying Fund will establish shareholder accounts in the names of each Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of the Buying Fund due to each shareholder. All issued and outstanding shares of the Selling Fund will simultaneously be cancelled on the books of the Selling Trust. The Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Trust.

    b. Immediately after the Valuation Date, the share transfer books of the Selling Trust relating to the Selling Fund will be closed and no further transfer of shares will be made.

    c. Promptly after the distribution, the Buying Fund or its transfer agent will notify each shareholder of the Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

    d. As promptly as practicable after the liquidation of the Selling Fund, and in no event later than twelve months from the date of the Closing, the Selling Fund will be dissolved.

5.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

    The Buying Corporation represents and warrants to the Selling Fund as follows:

    a. Organization, Existence, etc. The Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.2

    b. Registration as Investment Company. The Buying Fund is a series of the Buying Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

    c. Capitalization. The Buying Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund, and the results of its operations and changes in its net assets for the periods shown.

    e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

    f. Authority Relative to the Agreement. The Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Buying Corporation and no other proceedings by the Buying Corporation or the Buying Fund are necessary.

    g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

    h.  Liabilities. There are no liabilities of the Buying Fund other than:

        -  liabilities disclosed in the Buying Fund Financial Statements,

        - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

        - liabilities previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operation of the Buying Fund.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.3

    i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

    j. Contracts. Except for contracts and agreements previously disclosed to the Selling Trust, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    k. Taxes. The Buying Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    l. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.4

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING TRUST. The Selling Trust represents and warrants to the Buying Fund as follows:

    a. Organization, Existence, etc. The Selling Trust is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

    b. Registration as Investment Company. The Selling Fund is a series of the Selling Trust, registered under the 1940 Act as an open-end, management investment company.

    c. Capitalization. The Selling Trust has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

    d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

    e. Authority Relative to the Agreement. The Selling Trust has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Selling Trust and no other proceedings by the Selling Trust or the Selling Fund are necessary.

    f. No Violation. The Selling Trust is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

    g.  Liabilities. There are no liabilities of the Selling Fund other than:

        -  liabilities disclosed in the Selling Fund Financial Statements,

        - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

        - liabilities previously disclosed to the Buying Fund, none of which has been materially adverse to the business, assets or results of operation of the Selling Fund.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.5

    h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

    i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

    j. Taxes. The Selling Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations and will qualify as regulated investment company at all times through the Closing. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    k. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.


    l. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Selling Trust and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Selling Trust or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Trust or the Selling Fund for use in the Registration Statement.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.6

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of the Buying Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

    a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Selling Trust and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Trust will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Trust, and delivered to the Buying Fund on or prior to the last business day before the Closing.

    c.  Regulatory Approvals.

        - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

        - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Tax Opinion. The Buying Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Buying Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Selling Fund, and other written representations as an officer of the Selling Trust will have verified as of Closing. The opinion of Ropes & Gray LLP will be to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.7

        Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange;
        (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization.

    e. Opinion of Counsel. The Buying Corporation will have received an opinion of counsel for the Selling Trust, dated as of the Closing, to the effect that: (i) the Selling Trust is a business trust duly organized and validly existing under the laws of the state of Massachusetts; (ii) the Selling Fund is a series of the Selling Trust, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Trust and the Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Trust.

    f. Declaration of Dividend. The Selling Fund, prior to the Closing, has declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over
        (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING TRUST. The obligations of the Selling Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:

    a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

    b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Corporation will provide a certificate to the Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.8
        condition, results of operations, business, properties or assets of the Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Corporation, and delivered to the Selling Fund on or prior to the last business day before the Closing.

    c.  Regulatory Approvals.

        - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

        - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

    d. Tax Opinion. The Selling Trust will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Selling Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Selling Fund, and other written representations as an officer of the Buying Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization; and (v) the Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the regulations thereunder.

    e. Opinion of Counsel. The Selling Trust will have received the opinion of counsel for the Buying Corporation, dated as of the Closing, to the effect that: (i) the Buying Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Buying

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       A.9

        Fund is a series of the Buying Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

    a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Selling Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

    b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.

    c. The Selling Trust may terminate this Agreement at any time prior to the Closing by notice to the Buying Corporation if a material condition to its performance or a material covenant of the Buying Corporation on behalf of the Buying Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Corporation on behalf of the Buying Fund and is not cured.

    d. The Buying Corporation may terminate this Agreement at any time prior to the Closing by notice to the Selling Trust if a material condition to its performance or a material covenant of the Selling Trust on behalf of the Selling Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Trust on behalf of the Selling Fund and is not cured.

    e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Selling Fund, without any liability on the part of either party or its respective Board members, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on Dec. 31, 2006, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      A.10

    f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.


10. EXPENSES. RiverSource Investments, LLC will pay all solicitation expenses in order to achieve shareholder approval of the Reorganization whether or not the Reorganization is completed and will bear the other costs of effecting the Reorganization.


11. GENERAL.

    a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

    b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12. INDEMNIFICATION.

    Each party will indemnify and hold the other and its officers and Board members (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      A.11

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

AXP Special Tax-Exempt Series Trust
  on behalf of RiverSource Insured Tax-Exempt Fund


By
    -------------------------------------------
    Leslie L. Ogg
    Vice President


AXP Tax-Exempt Series, Inc.
  on behalf of RiverSource Tax-Exempt Bond Fund


By
    -------------------------------------------
    Leslie L. Ogg
    Vice President


The undersigned is a party to this Agreement for purposes of Section 3c and 10 only.




RiverSource Investments, LLC





By  -------------------------------------------
    Paula R. Meyer

    Senior Vice President - Mutual Funds


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      A.12

EXHIBIT B

MATTERS SUBJECT TO APPROVAL AT REGULAR MEETING OF BUYING FUND


REFERENCE TO THE "FUND" IN THIS EXHIBIT IS A REFERENCE TO TAX-EXEMPT BOND FUND.


In addition to voting on proposals to elect Board members and to approve the IMS Agreement, Buying Fund shareholders will consider the following:

APPROVE OR REJECT CHANGES IN FUNDAMENTAL INVESTMENT POLICIES


The fund has some investment policies that are fundamental. This means the policies can be changed only with the approval of shareholders. RiverSource Investments recommended to the Board that certain of those policies be modified in order to standardize the policies for all RiverSource funds and to eliminate unnecessary limitations.


RiverSource Investments believes that increased standardization will help to promote operational efficiencies and facilitate monitoring of compliance with fundamental investment policies. Adoption of a new or revised policy is not intended to change current investment techniques employed for the fund. The Board recommends the following changes to the fund's fundamental investment policies:

A. DIVERSIFICATION


The Board recommends that the fund's fundamental policy with respect to diversification be revised to give the fund the maximum flexibility permitted by the 1940 Act. The Board recommends that shareholders vote to replace the fund's current fundamental investment policy with the following policy (additional or revised language is underlined):

   The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.


The percentage limits in the proposed policy are required under the 1940 Act.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       B.1

The amended policy makes one change from the current policy: subject to applicable 1940 Act requirements, it would permit the fund to invest without limit in the securities of other investment companies. Pursuant to an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the fund may invest up to 25% of its total assets in a non-publicly offered money market fund managed by RiverSource Investments (the "cash pool fund"). The cash pool fund is not expected to pay investment advisory, management, or transfer agent fees, although it may do so subject to the conditions of the SEC order and Board approval. The cash pool fund will incur minimal costs for services, such as custodian and auditor fees. The investment manager anticipates that making use of the cash pool fund will benefit the fund by enhancing the efficiency of cash management and by providing increased short-term investment opportunities. If the proposal is approved, the cash pool fund is expected to serve as a principal option for managing the cash positions of the fund. Future amendments to the fund's fundamental diversification policy would continue to require shareholder approval.

B. TEN PERCENT LIMITATION IN SINGLE ISSUER


The Board recommends that the fund's fundamental policy with respect to investment in a single issuer be revised to permit the fund the maximum flexibility permitted by the 1940 Act. The Board recommends that shareholders vote to replace the fund's current fundamental investment policy with, or adopt, the following policy (additional language is underlined):

   The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.


The 10% percent limit in the proposed policy is required under the 1940 Act. Under the 1940 Act, a fund is permitted to invest up to 25% of its assets without regard to the 10% limitation. The Board recommends that shareholders amend the policy so that it reflects the terms of the 1940 Act. The proposal is not expected to materially affect the operation of the fund. However, the adoption of the proposed investment policy will standardize investment policies.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       B.2

C. LENDING

The Board recommends that the fund's fundamental policies with respect to lending be replaced with the following policy:


   The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund's total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchases agreements.

Currently the fund has two policies with respect to lending. One policy limits lending of portfolio securities to 30% of net assets and the other policy limits cash loans to 5% of total assets. It is proposed that these two policies be superseded by the policy stated above.

The proposal is not expected to materially affect the operation of the fund. However, the proposed policy would clarify that the fund can participate in an interfund borrowing and lending program with other RiverSource Funds, subject to the requirements of an SEC exemptive order. A fund may only borrow money for temporary purposes and may not borrow for leverage or investment purposes. Appropriate safeguards will be implemented to assure that the fund will not be disadvantaged by making loans to affiliated funds. The proposed policy also would confirm the fund's ability to invest in direct debt instruments such as loans and loan participations, which are interests in amounts owed to another party by a company, government or other borrower. These types of securities may have additional risks beyond conventional debt securities because they may provide less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand. Finally, the adoption of the proposed investment policy will advance the goal of standardizing investment policies.


             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      B.3

D. BORROWING

The Board recommends that the fund's fundamental policy with respect to Borrowing be replaced with the following policy:

The fund may not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.


Funds typically borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This technique allows RiverSource Investments greater flexibility in managing the fund's cash flow. The current policy limits borrowing to "emergency or extraordinary purposes". In order to avoid debate over what constitutes emergency or extraordinary purposes, it is proposed to revise the policy to reflect that the purposes, whatever the circumstances, must be temporary. The fund may not use borrowing for leverage or for investment purposes. In addition, the policy includes a prohibition on borrowing "property". The Board recommends that this prohibition be deleted in order to standardize investment policies.


BOARD RECOMMENDATION AND VOTE REQUIRED. The Board recommends that shareholders approve the proposed changes. Changes in fundamental policies must be approved by the lesser of (a) a majority of the fund's outstanding shares or (b) 67% of the shares voted at the meeting, so long as more than 50% of the shares actually vote. If the any of the proposed changes is not approved, the fund will continue to operate under its current policy.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       B.4

EXHIBIT C

Prospectus

[RIVERSOURCE(SM) INVESTMENTS LOGO]

   RIVERSOURCE(SM)
   TAX-EXEMPT BOND FUND

   PROSPECTUS JAN. 28, 2005
   AMENDED AS OF OCT. 3, 2005

- RIVERSOURCE TAX-EXEMPT BOND FUND (FORMERLY AXP(R) TAX-EXEMPT BOND FUND) SEEKS TO PROVIDE SHAREHOLDERS WITH AS MUCH CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES AS POSSIBLE WITH ONLY MODEST RISK TO THE SHAREHOLDER'S INVESTMENTS.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.1

TABLE OF CONTENTS

THE FUND                                                            C. 3
Objective                                                           C. 3
Principal Investment Strategies                                     C. 3
Principal Risks                                                     C. 4
Past Performance                                                    C. 5
Fees and Expenses                                                   C. 9
Other Investment Strategies and Risks                               C.10
Fund Management and Compensation                                    C.12

BUYING AND SELLING SHARES                                           C.16
Transactions Through Unaffiliated Financial Intermediaries          C.16
Valuing Fund Shares                                                 C.17
Investment Options                                                  C.18
Purchasing Shares                                                   C.20
Sales Charges                                                       C.23
Exchanging/Selling Shares                                           C.29

DISTRIBUTIONS AND TAXES                                             C.33
Dividends and Capital Gain Distributions                            C.33
Reinvestments                                                       C.33
Taxes                                                               C.34

FINANCIAL HIGHLIGHTS                                                C.35

APPENDIX                                                            C.39

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express), and is now a separate public company, trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Fund and is the parent company of the Fund's investment manager, RiverSource Investments, LLC; the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); and the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation). On Oct. 1, 2005, the Fund changed its name, such that it no longer is branded AXP(R). The Fund now bears the RiverSource(SM) brand. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.2

THE FUND

OBJECTIVE

RiverSource Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. Investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc., (2) of comparable rating given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by the investment manager (RiverSource Investments, LLC), the Fund's investment manager, to be of investment grade credit quality. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The selection of high and medium credit quality municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks in municipal obligations given current and expected interest rates.

- Targeting an average portfolio duration within one year of the duration of the Lehman Brothers 3 Plus Year Municipal Bond Index which as of Aug. 31, 2005, was 6.86 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

-  Identifying municipal obligations that:

   -  are high or medium credit quality,

   - have similar characteristics to high or medium credit quality municipal bonds in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency,

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.3

   -  have intermediate- or long-term maturities, and

   -  the investment manager believes represent strong relative value, and

   - have characteristics (coupon, call, maturity, etc.) that fit the Fund's investment strategy at the time of purchase.

- Identifying investments that contribute to portfolio diversification. The investment manager modifies relative exposure to certain credit sectors, maturities, states, or bond structures based on the investment manager's opinion of relative value and expected market trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   -  The security is overvalued relative to alternative investments.

   - The issuer's credit rating declines or the investment manager expects a decline in the issuer's credit worthiness (the Fund may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

   - Political, economic, or other events could affect the issuer's performance.

   -  The investment manager expects the issuer to call the security.

   - The investment manager identifies a more attractive investment opportunity.

   - The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.4

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart, and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

BAR CHART. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

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                                       C.5

TABLE. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. For purposes of the performance calculation in the table we assumed:

-  the maximum sales charge for Class A shares,

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares,

-  no sales charge for Class Y shares, and

- no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.6

[CHART]

                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1995                +18.78%
1996                 +1.99%
1997                 +9.95%
1998                 +5.58%
1999                 -4.43%
2000                +12.63%
2001                 +3.84%
2002                 +8.00%
2003                 +3.76%
2004                 +3.61%

During the periods shown in the bar chart, the highest return for a calendar quarter was +7.63% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.66% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2004 was +3.61%.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.7

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                                                   SINCE              SINCE
                                                           1 YEAR      5 YEARS    10 YEARS    INCEPTION (B&Y)     INCEPTION (C)
RiverSource Tax-Exempt Bond:
   Class A
      Return before taxes                                   -1.30%      +5.28%     +5.69%         N/A                 N/A
      Return after taxes on distributions                   -1.43%      +4.75%     +5.42%         N/A                 N/A
      Return after taxes on distributions
      and sale of fund shares                               +0.48%      +4.81%     +5.42%         N/A                 N/A
   Class B
      Return before taxes                                   -1.14%      +5.35%       N/A        +4.81%(a)             N/A
   Class C
      Return before taxes                                   +3.09%        N/A        N/A          N/A               +5.42%(b)
   Class Y
      Return before taxes                                   +4.00%      +6.49%       N/A        +5.76%(a)             N/A
Lehman Brothers 3-Plus Year Municipal Bond Index
(reflects no deduction for fees, expenses or taxes)         +4.83%      +7.60%     +7.29%       +6.71%(c)           +7.35%(d)
Lipper General Municipal Debt Funds Index                   +4.14%      +6.63%     +6.39%       +5.81%(c)           +6.46%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees, expenses or taxes)         +4.48%      +7.20%     +7.06%       +6.50%(c)           +6.99%(d)

(a)  Inception date is March 20, 1995.
(b)  Inception date is June 26, 2000.
(c)  Measurement period started April 1, 1995.
(d)  Measurement period started July 1, 2000.

The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Municipal Bond Index to the Lehman Brothers 3-Plus Year Municipal Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Lehman Brothers 3-Plus Year Minicipal Bond Index will be included.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.8

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    CLASS A     CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%        none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)         5%          1%       none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                        CLASS A     CLASS B     CLASS C     CLASS Y
Management fees                                                      0.45%       0.45%       0.45%       0.45%
Distribution (12b-1) fees                                            0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                    0.15%       0.16%       0.16%       0.24%
Total                                                                0.85%       1.61%       1.61%       0.69%
Fee waiver/expense reimbursement                                     0.06%       0.06%       0.06%       0.05%
Net expenses(d)                                                      0.79%       1.55%       1.55%       0.64%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."
(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.79% for Class A; 1.55% for Class B; 1.55% for Class C and 0.64% for Class Y.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       C.9

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A(a)                           $552      $728       $  919     $1,473
Class B                              $658(b)   $902(b)    $1,071(b)  $1,707(c)
Class C                              $258(b)   $502       $  871     $1,911
Class Y                              $ 65      $216       $  380     $  858

(a)  Includes a 4.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A(a)                           $552      $728        $919      $1,473
Class B                              $158      $502        $871      $1,707(b)
Class C                              $158      $502        $871      $1,911
Class Y                              $ 65      $216        $380      $  858

(a)  Includes a 4.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

OTHER INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings,

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.10
and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

UNUSUAL MARKET CONDITIONS. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

PORTFOLIO TURNOVER. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

SECURITIES TRANSACTION COMMISSIONS. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

DIRECTED BROKERAGE. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.11

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:

David Kerwin, Portfolio Manager, CFA

-  Managed the Fund since August 2004.

-  Leader of the municipal sector team.

- Joined RiverSource Investments (previously American Express Financial Corporation) in 1985 as a municipal bond trader.

-  Began investment career in 1985.

-  BS, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.12

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

ADMINISTRATION SERVICES. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

CUSTODY SERVICES. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, including this Fund for which U.S. Bank National Association provides custody services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

DISTRIBUTION SERVICES. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.13

TRANSFER AGENCY SERVICES. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

PAYMENTS TO FINANCIAL INTERMEDIARIES

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.14
customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGER EXEMPTION. The Fund has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, holders of a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

FUND HOLDINGS DISCLOSURE. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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BUYING AND SELLING SHARES

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at
(888) 791-3380.

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The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of tax-exempt securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

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INVESTMENT OPTIONS

1. CLASS A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. CLASS B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. CLASS C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution and shareholder servicing (12b-1) fee of 1.00%. Class C shares redeemed within one year after purchase may be subject to a CDSC.

4. CLASS Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

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INVESTMENT OPTIONS SUMMARY

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.

The following table shows the key features of each class:

                      CLASS A              CLASS B               CLASS C              CLASS Y
-------------------------------------------------------------------------------------------------------
AVAILABILITY          Available to all     Available to all      Available to all     Limited to
                      investors.           investors.            investors.           qualifying
                                                                                      institutional
                                                                                      investors.

INITIAL SALES         Yes. Payable at      No. Entire            No. Entire           No. Entire
CHARGE                time of purchase.    purchase price is     purchase price is    purchase price is
                      Lower sales charge   invested in shares    invested in shares   invested in
                      for larger           of the Fund.          of the Fund.         shares of the
                      investments.                                                    Fund.

DEFERRED SALES        On purchases over    Maximum 5% CDSC       1% CDSC may apply    None.
CHARGE                $1,000,000, 1%       during the first      if you sell your
                      CDSC may apply if    year decreasing to    shares within one
                      you sell your        0% after six years.   year after
                      shares within one                          purchase.
                      year after
                      purchase.

12b-1 DISTRIBUTION    Yes.                 Yes.                  Yes.                 Yes.
FEE AND/OR            0.25%                1.00%                 1.00%                0.10%
SHAREHOLDER SERVICE
FEE*

CONVERSION TO         N/A                  Yes, automatically    No.                  No.
CLASS A                                    in ninth year of
                                           ownership.

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A, Class B and Class C shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

SHOULD YOU PURCHASE CLASS A, CLASS B OR CLASS C SHARES?

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth

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                                      C.19
year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

TO PURCHASE SHARES WITH A FINANCIAL INTERMEDIARY OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS AND HOW YOU CAN PURCHASE FUND SHARES FROM AMERIPRISE FINANCIAL SERVICES.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

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IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

-  a $50 penalty for each failure to supply your correct TIN,

- a civil penalty of $500 if you make a false statement that results in no backup withholding, and

-  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

HOW TO DETERMINE THE CORRECT TIN

FOR THIS TYPE OF ACCOUNT:                                 USE THE SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER OF:
Individual or joint account                               The individual or one of the owners listed on the joint account

Custodian account of a minor                              The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                                  The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust or estate             The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)

Sole proprietorship or single-owner LLC                   The owner

Partnership or multi-member LLC                           The partnership

Corporate or LLC electing corporate status on Form 8832   The corporation

Association, club or tax-exempt organization              The organization

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

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METHODS OF PURCHASING SHARES

BY MAIL

Once your account has been established, send your check to:

AMERIPRISE FINANCIAL SERVICES
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNTS

Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.
** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

BY SCHEDULED INVESTMENT PLAN

MINIMUM AMOUNTS

Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 * $100 for accounts outside of a brokerage account.
** $50 minimum per payment for qualified accounts outside of a brokerage account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

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BY TELEPHONE

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:
(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge.

Sales charge* for Class A shares:

                                                         AS A % OF         MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE      AS A % OF PURCHASE PRICE**  NET AMOUNT INVESTED  AS A % OF PURCHASE PRICE
Up to $49,999                     4.75%                     4.99%                  4.00%
$50,000-$99,999                   4.25                      4.44                   3.50
$100,000-$249,999                 3.50                      3.63                   3.00
$250,000-$499,999                 2.50                      2.56                   2.15
$500,000-$999,999                 2.00                      2.04                   1.75
$1,000,000 or more***             0.00                      0.00                   0.00

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Offering price includes the sales charge.
*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

RIGHTS OF ACCUMULATION

YOU MAY BE ABLE TO REDUCE THE SALES CHARGE ON CLASS A SHARES, BASED ON THE COMBINED MARKET VALUE OF YOUR ACCOUNTS.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

-  Your current investment in this Fund, and

-  Previous investments you and members of your primary household group

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.23
   have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.

   - Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

-  Individual or joint accounts held outside of a brokerage account;

-  Individual or joint accounts held through a brokerage account;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service ADVANTAGE (SPS);

-  Investments in Class D, Class E, or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

-  Charitable and irrevocable trust accounts.

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If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services, your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

UNLESS YOU PROVIDE AMERIPRISE FINANCIAL SERVICES, YOUR FINANCIAL ADVISOR OR YOUR INVESTMENT PROFESSIONAL IN WRITING WITH INFORMATION ABOUT ALL OF THE ACCOUNTS THAT MAY COUNT TOWARD A SALES CHARGE REDUCTION, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE REDUCTIONS FOR WHICH YOU MAY BE ELIGIBLE.

For more information on rights of accumulation, please see the SAI.

LETTER OF INTENT (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

HOLDINGS MORE THAN 90 DAYS OLD. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

NOTIFICATION OBLIGATION. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

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WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES

Sales charges do not apply to:

- current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

- current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

- registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

- shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

- direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

-  purchases made:

   - with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

   - through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   - through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB,

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

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                                      C.26

UNLESS YOU PROVIDE AMERIPRISE FINANCIAL SERVICES, YOUR FINANCIAL ADVISOR OR INVESTMENT PROFESSIONAL WITH INFORMATION IN WRITING ABOUT ALL OF THE FACTORS THAT MAY COUNT TOWARD A WAIVER OF THE SALES CHARGE, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE WAIVERS FOR WHICH YOU MAY BE ELIGIBLE.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/investments and click on the hyperlink "Sales Charge Discount Information."

CLASS B AND CLASS C - CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                THE CDSC PERCENTAGE RATE IS:*
First year                                                  5%
Second year                                                 4%
Third year                                                  4%
Fourth year                                                 3%
Fifth year                                                  2%
Sixth year                                                  1%
Seventh year                                                0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.27

Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

WAIVERS OF THE CDSC FOR CLASS B SHARES

The CDSC will be waived on sales of shares:

-  in the event of the shareholder's death,

-  held in trust for an employee benefit plan, or

- held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   -  at least 59 1/2 years old AND

   - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   - selling under an approved substantially equal periodic payment arrangement.

WAIVERS OF THE CDSC FOR CLASS C SHARES

The CDSC will be waived on sales of shares in the event of the shareholder's death.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.28

EXCHANGING/SELLING SHARES

TO SELL OR EXCHANGE SHARES HELD WITH FINANCIAL INTERMEDIARIES OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS ON HOW YOU CAN EXCHANGE OR SELL SHARES HELD WITH AMERIPRISE FINANCIAL SERVICES.

EXCHANGES

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES WHICH TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. TO THE EXTENT THAT THE FUND HAS SIGNIFICANT HOLDINGS OF TAX-EXEMPT SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE KINDS OF SECURITIES IN WHICH THE FUND INVESTS. SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE FUND'S POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUND'S BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. THE FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

- The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.29
   clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

-  Exchanges must be made into the same class of shares of the new fund.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

-  Once we receive your exchange request, you cannot cancel it.

-  Shares of the new fund may not be used on the same day for another exchange.

- If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

SELLING SHARES

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.30

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

BY REGULAR OR EXPRESS MAIL

AMERIPRISE FINANCIAL SERVICES
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Include in your letter:

-  your account number

-  the name of the fund(s)

-  the class of shares to be exchanged or sold

-  your Social Security number or Employer Identification number

-  the dollar amount or number of shares you want to exchange or sell

-  specific instructions regarding delivery or exchange destination

- signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

-  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

BY TELEPHONE

(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts
(800) 862-7919 for non-brokerage/wrap accounts

- Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.31

- Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

- Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

-  Telephone privileges may be modified or discontinued at any time.

MINIMUM SALE AMOUNT:          $100
MAXIMUM SALE AMOUNT:          $100,000

BY WIRE

You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

-  Minimum amount: $1,000

-  Pre-authorization is required.

-  A service fee may be charged against your account for each wire sent.

BY SCHEDULED PAYOUT PLAN

-  Minimum payment: $100*

- Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

- Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a non-brokerage/wrap account.

ELECTRONIC TRANSACTIONS

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.32

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as DIVIDENDS. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

-  you request distributions in cash, or

- you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.33

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.34

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

CLASS A

FISCAL PERIOD ENDED NOV. 30,                                          2004      2003      2002      2001      2000
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                 $4.10     $4.05     $4.05     $3.93     $3.84
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .14       .15       .17       .19       .20
Net gains (losses) (both realized and unrealized)                     (.01)      .08        --       .12       .09
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .13       .23       .17       .31       .29
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.14)     (.15)     (.17)     (.19)     (.20)
Distributions from realized gains                                     (.20)     (.03)       --        --        --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.34)     (.18)     (.17)     (.19)     (.20)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $3.89     $4.10     $4.05     $4.05     $3.93
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $ 674     $ 777     $ 828     $ 866     $ 811
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .82%      .82%      .81%      .81%      .82%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.55%     3.78%     4.23%     4.54%     5.31%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               21%       92%      102%       53%       28%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       3.33%     5.91%     4.30%     7.88%     7.89%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Total return does not reflect payment of a sales charge.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.35

CLASS B

FISCAL PERIOD ENDED NOV. 30,                                          2004      2003      2002      2001      2000
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                 $4.10     $4.06     $4.05     $3.93     $3.84
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .11       .12       .15       .16       .17
Net gains (losses) (both realized and unrealized)                     (.01)      .07        --       .12       .09
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .10       .19       .15       .28       .26
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.11)     (.12)     (.14)     (.16)     (.17)
Distributions from realized gains                                     (.20)     (.03)       --        --        --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.31)     (.15)     (.14)     (.16)     (.17)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $3.89     $4.10     $4.06     $4.05     $3.93
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $  36     $  50     $  60     $  53     $  37
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.58%     1.58%     1.57%     1.57%     1.57%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.80%     3.02%     3.47%     3.77%     4.55%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               21%       92%      102%       53%       28%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       2.55%     4.85%     3.77%     7.07%     7.08%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Total return does not reflect payment of a sales charge.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.36

CLASS C

FISCAL PERIOD ENDED NOV. 30,                                          2004      2003      2002      2001     2000(b)
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                 $4.10     $4.06     $4.06     $3.93     $3.82
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .11       .12       .14       .16       .07
Net gains (losses) (both realized and unrealized)                     (.01)      .07        --       .13       .11
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .10       .19       .14       .29       .18
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.11)     (.12)     (.14)     (.16)     (.07)
Distributions from realized gains                                     (.20)     (.03)       --        --        --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.31)     (.15)     (.14)     (.16)     (.07)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $3.89     $4.10     $4.06     $4.06     $3.93
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $   5     $   6     $   6     $   4     $  --
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                      1.58%     1.59%     1.57%     1.57%     1.57%(d)
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.80%     3.01%     3.39%     3.62%     5.37%(d)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               21%       92%      102%       53%       28%
------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       2.55%     4.84%     3.52%     7.35%     4.89%(f)
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date is June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.37

CLASS Y

FISCAL PERIOD ENDED NOV. 30,                                          2004      2003      2002      2001      2000
PER SHARE INCOME AND CAPITAL CHANGES(a)
Net asset value, beginning of period                                 $4.10     $4.06     $4.06     $3.93     $3.83
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .15       .16       .18       .19       .21
Net gains (losses) (both realized and unrealized)                     (.01)      .07        --       .13       .10
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .14       .23       .18       .32       .31
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.15)     (.16)     (.18)     (.19)     (.21)
Distributions from realized gains                                     (.20)     (.03)       --        --        --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.35)     (.19)     (.18)     (.19)     (.21)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $3.89     $4.10     $4.06     $4.06     $3.93
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $  --     $  --     $  --     $  --     $  --
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .66%      .66%      .66%      .66%      .66%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.66%     3.89%     4.32%     4.72%     5.46%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               21%       92%      102%       53%       28%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       3.45%     5.74%     4.40%     8.28%     8.33%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c)  Total return does not reflect payment of a sales charge.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.38

APPENDIX

2005 FEDERAL TAX-EXEMPT/TAXABLE EQUIVALENT YIELD CALCULATION

The following tables determine federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: CALCULATING YOUR MARGINAL TAX RATE

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

EXAMPLE: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $119,950-$182,800 row. Under Adjusted Gross Income, $175,000 is in the $145,950 to $218,950 column. The Taxable Income line and Adjusted Gross Income column meet at 28.84%. This is the rate you will use in Step 2.

QUALIFYING DIVIDEND RATES

                                            ADJUSTED GROSS INCOME
--------------------------------------------------------------------------------
TAXABLE INCOME                   $0       $145,950     $218,950
                                 to          to           to          Over
                              $145,950   $218,950(1)  $341,450(2)  $341,450(1)

MARRIED FILING JOINTLY
$ 0 - $ 59,400                  5.00%
   Over 59,400                 15.00%      15.45%       16.22%       15.45%

                                            ADJUSTED GROSS INCOME
--------------------------------------------------------------------------------
TAXABLE INCOME                   $0       $145,950
                                 to          to          Over
                              $145,950   $268,450(2)  $268,450(1)

SINGLE
$ 0 - $ 29,700                  5.00%
   Over 29,700                 15.00%      15.83%       15.45%

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.39

ORDINARY INCOME RATES

                                            ADJUSTED GROSS INCOME
--------------------------------------------------------------------------------
TAXABLE INCOME                   $0       $145,950     $218,950
                                 to          to           to          Over
                              $145,950   $218,950(1)  $341,450(2)  $341,450(1)

MARRIED FILING JOINTLY
$      0 - $ 14,600            10.00%
  14,600 -   59,400            15.00%
  59,400 -  119,950            25.00%      25.75%
 119,950 -  182,800            28.00%      28.84%      30.27%
 182,800 -  326,450            33.00%      33.99%      35.68%       33.99%
 Over 326,450                  35.00%                  37.84%(3)    36.05%

                                            ADJUSTED GROSS INCOME
--------------------------------------------------------------------------------
TAXABLE INCOME                   $0       $145,950
                                 to          to          Over
                              $145,950   $268,450(2)  $268,450(1)

SINGLE
$      0 - $  7,300            10.00%
   7,300 -   29,700            15.00%
  29,700 -   71,950            25.00%
  71,950 -  150,150            28.00%      29.56%
 150,150 -  326,450            33.00%      34.83%       33.99%
 Over 326,450                  35.00%                   36.05%

(1)  Assumes a phase-out of itemized deduction.
(2)  Assumes a phase-out of itemized deductions and personal exemptions.
(3) This rate applies only to the limited case where the couple's AGI is $341,450 or less and their taxable income exceeds $326,450.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.40

STEP 2: DETERMINING YOUR FEDERAL TAXABLE YIELD EQUIVALENT

Using 28.84%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.22% yield.

                                        FOR THESE TAX-EXEMPT RATES:
--------------------------------------------------------------------------------
                1.0%  1.5%  2.0%  2.5%  3.0%  3.5%  4.0%  4.5%  5.0%  5.5%  6.0%

MARGINAL
TAX RATES      THE TAX-EQUIVALENT YIELDS ARE (%):
--------------------------------------------------------------------------------
 5.00%         1.05  1.58  2.11  2.63  3.16  3.68  4.21  4.74  5.26  5.79  6.32
10.00%         1.11  1.67  2.22  2.78  3.33  3.89  4.44  5.00  5.56  6.11  6.67
15.00%         1.18  1.76  2.35  2.94  3.53  4.12  4.71  5.29  5.88  6.47  7.06
15.45%         1.18  1.77  2.37  2.96  3.55  4.14  4.73  5.32  5.91  6.51  7.10
15.83%         1.19  1.78  2.38  2.97  3.56  4.16  4.75  5.35  5.94  6.53  7.13
16.22%         1.19  1.79  2.39  2.98  3.58  4.18  4.77  5.37  5.97  6.56  7.16
25.00%         1.33  2.00  2.67  3.33  4.00  4.67  5.33  6.00  6.67  7.33  8.00
25.75%         1.35  2.02  2.69  3.37  4.04  4.71  5.39  6.06  6.73  7.41  8.08
28.00%         1.39  2.08  2.78  3.47  4.17  4.86  5.56  6.25  6.94  7.64  8.33
28.84%         1.41  2.11  2.81  3.51  4.22  4.92  5.62  6.32  7.03  7.73  8.43
29.56%         1.42  2.13  2.84  3.55  4.26  4.97  5.68  6.39  7.10  7.81  8.52
30.27%         1.43  2.15  2.87  3.59  4.30  5.02  5.74  6.45  7.17  7.89  8.60
33.00%         1.49  2.24  2.99  3.73  4.48  5.22  5.97  6.72  7.46  8.21  8.96
33.99%         1.51  2.27  3.03  3.79  4.54  5.30  6.06  6.82  7.57  8.33  9.09
34.83%         1.53  2.30  3.07  3.84  4.60  5.37  6.14  6.91  7.67  8.44  9.21
35.00%         1.54  2.31  3.08  3.85  4.62  5.38  6.15  6.92  7.69  8.46  9.23
35.68%         1.55  2.33  3.11  3.89  4.66  5.44  6.22  7.00  7.77  8.55  9.33
36.05%         1.56  2.35  3.13  3.91  4.69  5.47  6.25  7.04  7.82  8.60  9.38
37.84%         1.61  2.41  3.22  4.02  4.83  5.63  6.44  7.24  8.04  8.85  9.65

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.41

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/investments

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2686

TICKER SYMBOL
Class A: INTAX    Class B: ITEBX
Class C: --       Class Y: --

[RIVERSOURCE(SM) INVESTMENTS LOGO]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

                                                            S-6310-99 AA (10/05)

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                      C.42

EXHIBIT D

BOARD EFFECTIVENESS COMMITTEE CHARTER

RESOLVED, That the Board Effectiveness Committee be composed of the independent members appointed annually by the Board and the Chair of the Board;

RESOLVED, That one member shall be appointed to Chair the Committee and the Committee shall meet upon call of the Chair;

RESOLVED, That the Committee will make recommendations to the Board on:

-  The responsibilities and duties of the Board;

- The criteria to be used to determine the size and structure of the Boards and the background and characteristics of independent Board members;

- The persons to serve as Board members based on approved criteria whenever necessary to fill a vacancy or in conjunction with a regular meeting of shareholders in which nominees are required to be submitted for a vote of shareholders;

- The annual evaluation of the Board's performance and the attendance of members; and

-  The compensation to be paid to independent members; and further

RESOLVED, That the Committee shall be assigned such further areas of responsibility as appropriate to assist the Board in meeting its fiduciary duties in an efficient and effective manner.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       D.1

EXHIBIT E


THIS CHARTER IS SCHEDULED TO BE REVIEWED AT AN UPCOMING MEETING OF THE BOARD. AT THAT TIME, THE BOARD IS EXPECTED TO UPDATE THE CHARTER, INCLUDING CHANGING REFERENCES FROM AMERICAN EXPRESS FINANCIAL CORPORATION AND ITS SUBSIDIARIES TO AMERIPRISE FINANCIAL AND ITS SUBSIDIARIES. IN ADDITION, REFERENCES TO AMERICAN EXPRESS COMPANY WILL BE ELIMINATED.


JOINT AUDIT COMMITTEE CHARTER

MEMBERSHIP AND QUALIFICATIONS

The Joint Audit Committee shall consist of at least three members appointed by the Board. The Board may replace members of the Committee for any reason.

No member shall be an "interested person" as that term is defined in Section 2(a)(19) of the Investment Company Act, nor shall any member receive any compensations from the Fund except compensations for service as a member of the Board and Board committees.

At least one member of the Committee shall be an "audit committee financial expert." An "audit committee financial expert" means a person who has the following attributes:

- An understanding of generally accepted accounting principles and financial statements;

- The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

- Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

- An understanding of internal controls and procedures for financial reporting; and

-  An understanding of audit committee functions.

A person shall have acquired such attributes through:

- Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

- Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       E.1

- Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

-  Other relevant experience.

The Board shall determine "audit committee financial experts" annually.

PURPOSES OF THE COMMITTEE

The Committee is to assist independent members of the Boards in fulfilling their oversight responsibilities to the shareholders, potential shareholders and investment community relating to the reliability of financial reporting, the effectiveness and efficiency of operations, the work done by external auditors, the adequacy of internal controls, and the compliance with applicable laws and regulations by:

- Overseeing the accounting and financial reporting processes of the Fund and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers;

- Overseeing, or, as appropriate, assisting Board oversight of, the quality and integrity of the Fund's financial statements and the independent audit thereof;

- Overseeing, or, as appropriate, assisting Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; and

- Approving prior to appointment the engagement of the Fund's independent auditor (Auditor) and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's Auditor.

The Auditor for the Fund shall report directly to the Committee.

DUTIES AND POWERS

To carry out its purposes, the Committee shall have the following duties and powers:

- Recommend the Auditor that the Committee believes is qualified to examine and report on the financial statements to the independent members of the Board within 90 days before or after the fiscal year end of the Fund;

-  Meet with representatives of the Auditor to:

   - Review and evaluate matters potentially affecting its independence and capabilities by:

      - Approving prior to appointment the professional services the Auditor requests to perform for American Express Financial Corporation and any of its subsidiaries that provide services to the Fund;

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       E.2

      - Considering the controls applied by the Auditor and measures taken by American Express Financial Corporation to assure that all items requiring pre-approval are identified and referred to the Committee in a timely fashion; and

      - Evaluating the auditor's independence by receiving a report on business relationships at each meeting setting forth the work it has been engaged to do for American Express Company or its subsidiaries.

   - Consider the scope of the annual audit and any special audits and review and approve the estimated fees to be charged;

   - Consider the information and comments from the Auditor with respect to the Fund's accounting and financial reporting policies, procedures and internal controls over financial reporting; the responses to the comments by American Express Financial Corporation; and possible improvements that can be made in the quality of the Fund's accounting and financial reporting;

- Meet with representatives of American Express Enterprise Risk and Assurance Services to:

   - Discuss its responsibility to the Fund with respect to its review of operations of American Express Financial Corporation and affiliates to the extent they pertain to the registered investment companies;


   - Consider its authority, including the support it receives from American Express Financial Corporation's senior management and American Express Company's General Auditor;


   - Discuss whether it complies with the Institute of Internal Auditors' "Standard for the Professional Practice of Internal Auditing;"

   -  Review its budget, staffing and proposed audit plans each year; and

   - Review reports issued by American Express Enterprise Risk and Assurance Services that pertain to American Express Financial Corporation's operations related to the registered investment companies.

- Encourage open lines of communications among the Committee, the Auditor, and American Express Enterprise Risk and Assurance Services to:

   - Consider information and comments from the Auditor with respect to the Fund's financial statements, including any adjustments to such statements recommended by the Auditor and to review the opinion of the Auditor;

   - Resolve any disagreements between American Express Financial Corporation and the Auditor;

   - Review, in connection with required certifications of Form N-CSR, any significant deficiencies in the design or operations of internal control over financial reporting or material weaknesses therein and any reported evidence of fraud involving any person who has a significant role in the Fund's internal control over financial reporting;

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       E.3

   - Establish procedures for the receipt, retention and treatment of complaints received by the Fund relating to accounting, internal accounting controls, or auditing matters, and the confidential, anonymous submission by employees of American Express Financial Corporation of concerns about accounting or auditing matters, and address reports from attorneys or auditors of possible violations of federal or state laws or fiduciary duty;

   - Investigate or initiate an investigation of reports of improprieties or suspected improprieties in connection with the Fund's accounting or financial reporting;

- Consider the adequacy and effectiveness of internal controls, including the controls over computerized information systems, through discussions with the Auditor, American Express Enterprise Risk and Assurance Services and appropriate American Express Financial Corporation managers who provide reports to the Committee and elicit their recommendations for improving or identifying particular areas where new or more detailed controls or procedures are desirable giving particular emphasis to the adequacy of internal controls for exposing any payments, transactions, or procedures that might be deemed illegal or otherwise improper;

- Request to be informed about all new or changed accounting principles and disclosure practices on a timely basis and inquire regarding the judgment and reasoning regarding the appropriateness, not just the acceptability, of the changes or proposed changes;

- Report the work of the Committee to the Board as frequently as the Committee deems appropriate;

- Review and assess the adequacy of the Committee's charter at least annually and recommend any changes to the Board;

- Meet at least once a year in a private meeting with each of the three following groups: the Auditor, the American Express Financial Corporation's management personnel responsible for the financial statements and recordkeeping of the Fund, the Senior Vice President - Enterprise Risk and Assurance Services for American Express Financial Corporation, and the General Auditor and Chief Operational Risk Officer for American Express Company;

- Consider such other matters as any Board or Committee deems appropriate and perform such additional tasks as directed by resolution of any Board;

- Conduct its own investigations into issues related to its responsibilities and is authorized to employ such professional and technical assistance as it deems necessary.

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including appropriate funding, as determined by the Committee, for payment of compensation to the Auditor for the purpose of

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       E.4
conducting the audit and rendering their audit report, the authority to retain and compensate special counsel and other experts or consultants as the Committee deems necessary, and the authority to obtain specialized training for Committee members, at the expense of the Fund, as appropriate.

The Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services to one or more members. Any decisions of the member to grant pre-approvals shall be presented to the Committee at its next regularly scheduled meeting.

ROLE AND RESPONSIBILITIES

The function of the Committee is oversight; it is American Express Financial Corporation's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the Auditor's responsibility to plan and carry out a proper audit. Specifically, American Express Financial Corporation is responsible for: (1) the preparation, presentation and integrity of the Fund's financial statements; (2) the maintenance of appropriate accounting and financial reporting principles and policies; and (3) the maintenance of internal control over financial reporting and other procedures designed to assure compliance with accounting standards and related laws and regulations. The Auditor is responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter. Nothing in the Charter shall be construed to reduce the responsibilities or liabilities of the Fund's service providers, including the Auditor.

Although the Committee is expected to take a detached and questioning approach to the matters that come before it, the review of a Fund's financial statements by the Committee is not an audit, nor does the Committee's review substitute for the responsibilities of American Express Financial Corporation's for preparing, or the Auditor for auditing, the financial statements. Members of the Committee are not employees of the Fund and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct "field work" or other types of auditing or accounting reviews or procedures.

In discharging their duties, the members of the Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Fund whom the director reasonably believes to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the person's professional or expert competence; or (3) a Board committee of which the director is not a member.

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       E.5

OPERATIONS

The Board shall adopt and approve this Charter and may amend it on the Board's own motion. The Committee shall review this Charter at least annually and recommend to the full Board any changes the Committee deems appropriate.

The Committee may select one of its members to be the chair and may select a vice chair. A majority of the members of the Committee shall constitute a quorum for the transaction of business at any meeting of the Committee. The action of a majority of the members of the Audit Committee present at a meeting at which a quorum is present shall be the action of the Committee.

The Committee shall meet on a regular basis and at least four times annually and is empowered to hold special meetings as circumstances require. The Chairperson or a majority of the members shall be authorized to call a meeting of the Committee or meetings may be fixed in advance by the Committee.

The agenda shall be prepared under the direction and control of the Chairperson.

The Committee shall ordinarily meet in person; however, members may attend telephonically, and the Committee may act by written consent, to the extent permitted by law and by the Fund's bylaws.

The Committee shall have the authority to meet privately and to admit non-members individually. The Committee may also request to meet with internal legal counsel and compliance personnel of American Express Financial Corporation and with entities that provide significant accounting or administrative services to the Fund to discuss matters relating to the Fund's accounting and compliance as well as other Fund-related matters.

The Committee shall prepare and retain minutes of its meetings and appropriate documentation of decisions made outside of meetings by delegated authority.

The Committee shall evaluate its performance at least annually.




                                                                S-6390 A (12/05)

             RIVERSOURCE INSURED TAX-EXEMPT FUND -- PROXY STATEMENT
                                       E.6

                                                ezVote(SM)Consolidated Proxy Card
        RIVERSOURCE(SM) FUNDS
formerly known as American Express(R) Funds     This form is your EzVote Consolidated Proxy.
            P.O. BOX 9132                       It reflects all of your accounts registered to
        HINGHAM, MA 02043-9132                  the same Social Security or Tax I.D. number at
                                                this address. By voting and signing the
                                                Consolidated Proxy Card, you are voting all of
                                                these accounts in the same manner as indicated
                                                on the reverse side of the form.

999 999 999 999 99 <-
                                                           RIVERSOURCE(SM) FUNDS
                                      (formerly known as AMERICAN EXPRESS FUNDS)
AXP TAX-EXEMPT SERIES, INC.        PROXY FOR THE REGULAR MEETING OF SHAREHOLDERS
RIVERSOURCE INSURED TAX-EXEMPT FUND                            FEBRUARY 15, 2006

Your fund will hold a shareholders' meeting in the Galaxy Room on the 50th floor of the IDS Center, 80 South Eight Street, Minneapolis, MN, at 10:00 a.m. on February 15, 2006. You are entitled to vote at the meeting if you were a shareholder on December 16, 2005. Please read the proxy statement and vote immediately by mail, telephone or internet, even if you plan to attend the meeting. Just follow the instructions on this proxy card. The Board of Trustees recommends that you vote FOR each proposal.

The undersigned hereby appoints Arne H. Carlson and Leslie L. Ogg or either of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the regular meeting to be held on February 15, 2006, and any adjournment thereof.

                                         Date __________________


                              Signature(s) (Joint owners)    (Sign in the Box)

                              Note: Please sign this proxy exactly as your name (or names) appears on this card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.


                                                 AMPF Insured Tax-Exempt EZ - DH

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS


                                              THREE EASY WAYS TO VOTE

        To vote by Telephone                       To vote by Internet                        To vote by Mail
1) Read the proxy statement and have the   1) Read the proxy statement and have      1) Read the Proxy Statement.
   Consolidated Proxy Card at hand.           Consolidated Proxy Card at hand.       2) Check the appropriate boxes on the
2) Call 1-888-221-0697.                    2) Go to www.proxyweb.com                    reverse side.
3) Follow the recorded instructions.       3) Follow the on-line directions.         3) Sign and date the proxy card.
                                                                                     4) Return the proxy card in the envelope
                                                                                        provided.

          IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD.

                                                                 INDIVIDUAL BALLOTS
                                                                 On the reverse side of this form (and on accompanying pages, if necessary) you will find individual ballots, one for each of your accounts. If you would wish to vote each of these accounts separately, sign in the signature box below, mark each individual ballot to indicate your vote, detach the form at the perforation above and return the individual ballots portion only.

                                                                 NOTE: If you choose to vote each account separately, do
                                                                 not return the Consolidated Proxy Card above.


                                                                 Date _____________________________


                                                                 -------------------------------------------------------
                                                                 Signature(s) (Joint owners)          (Sign in the Box)
                                                                 Note: Please sign this proxy exactly as your
                                                                 name or names appears on this card. Joint owners
                                                                 should each sign personally. Trustees and other
                                                                 fiduciaries should indicate the capacity in
                                                                 which they sign, and where more than one name
                                                                 appears, a majority must sign. If a corporation,
                                                                 this signature should be that of an authorized
                                                                 officer who should state his or her title.

                                                                                            AMPF Insured Tax-Exempt EZ - DH

                                ezVote(SM)Consolidated Proxy Card


                                Please fill in box(es) as shown using black or blue ink or number 2 pencil. [X]

                                PLEASE DO NOT USE FINE POINT PENS.


To vote FOR on all Proposals, MARK this box (no other vote is necessary)                                [ ]

                                                                                                        FOR  AGAINST  ABSTAIN
1. Approve the Agreement and Plan of Reorganization.                                                    [ ]    [ ]      [ ]   1.
2. ELECTION OF BOARD MEMBERS.
                                                                                                        FOR  WITHHOLD  FOR ALL
                                                                                                        ALL     ALL     EXCEPT
   (01) Kathleen Blatz         (05) Jeffrey Laikind             (09) Alan K. Simpson
   (02) Arne H. Carlson        (06) Stephen R. Lewis, Jr.       (10) Alison Taunton-Rigby
   (03) Patricia M. Flynn      (07) Catherine James Paglia      (11) William F. Truscott                [ ]    [ ]      [ ]   2.
   (04) Anne P. Jones          (08) Vikki L. Pryor

(INSTRUCTIONS: To withhold authority to vote for any individual nominee, mark the "FOR ALL EXCEPT" box and write the nominee's number on the line below.)

3. Approve an Investment Management Services Agreement with RiverSource Investments, LLC.               [ ]    [ ]      [ ]   3.

                                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.



                                                 AMPF Insured Tax-Exempt EZ - DH

                IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

                               INDIVIDUAL BALLOTS

NOTE: IF YOU HAVE USED THE CONSOLIDATED BALLOT ABOVE, DO NOT VOTE THE INDIVIDUAL BALLOTS BELOW.

     000 0000000000 000 0                                                 000 0000000000 000 0
     JOHN Q. PUBLIC                                                       JOHN Q. PUBLIC
     123 MAIN STREET                                                      123 MAIN STREET
     ANYTOWN, MA 02030          999 999 999 999 99                        ANYTOWN, MA 02030          999 999 999 999 99
     RIVERSOURCE INSURED TAX-EXEMPT FUND
                                                                          RIVERSOURCE INSURED TAX-EXEMPT FUND
                               FOR       AGAINST     ABSTAIN                                           FOR       AGAINST     ABSTAIN
1. Approve the Agreement                                                1. Approve the Agreement
   and Plan of                                                             and Plan of
   Reorganization.             [ ]         [ ]         [ ]                 Reorganization.             [ ]         [ ]         [ ]

2. ELECTION OF BOARD                                                    2. ELECTION OF BOARD
   MEMBERS.                    FOR       WITHHOLD    FOR ALL               MEMBERS.                    FOR       WITHHOLD    FOR ALL
(See Nominee list on           ALL         ALL       EXCEPT*            (See Nominee list on           ALL         ALL       EXCEPT*
consolidated ballot.)                                                   consolidated ballot.)

*EXCEPT____________________    [ ]         [ ]         [ ]              *EXCEPT____________________    [ ]         [ ]         [ ]

3. Approve Investment                                                   3. Approve Investment
   Management Services                                                     Management Services
   Agreement.                  [ ]         [ ]         [ ]                 Agreement.                  [ ]         [ ]         [ ]

                                                 AMPF Insured Tax-Exempt EZ - DH

AXP(R) SPECIAL TAX-EXEMPT SERIES TRUST
 - RiverSource(SM) Insured Tax-Exempt Fund
   (formerly AXP Insured Tax-Exempt Fund)

   PROXY STATEMENT


                                                                   Dec. 16, 2005


HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR RIVERSOURCE MUTUAL FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT.

Q: WHAT CHANGES HAVE RECENTLY TAKEN PLACE?

On Sept. 30, the fund's investment manager, Ameriprise Financial, Inc. ("Ameriprise Financial") (formerly American Express Financial Corporation) was spun off from its parent company, American Express Company. The investment management functions were then moved to RiverSource Investments, LLC ("RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial. The Board of Trustees ("Board") changed the name of each fund and the funds are now listed in newspapers under RiverSource.


Q: WHY AM I BEING ASKED TO VOTE?


Mutual funds are required to get shareholders' approval for certain contracts and certain kinds of changes, like the ones included in this proxy statement.


Q: IS MY VOTE IMPORTANT?


Absolutely! While the Board of each RiverSource Fund has reviewed these changes and recommends you approve them, you have the right to voice your opinion. Until the fund is sure that a quorum has been reached (50% of existing shares), it will continue to contact shareholders asking them to vote. These efforts cost money -- so please, vote immediately.

Q: WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

- The merger ("Reorganization") of RiverSource Insured Tax-Exempt Fund and RiverSource Tax-Exempt Bond Fund.

-  Election of Board members.

- An Investment Management Services Agreement ("IMS Agreement") with RiverSource Investments.

We encourage you to read the full text of the proxy statement to obtain a more detailed understanding of the issues.


Q: IF APPROVED, WHEN WILL THE REORGANIZATION HAPPEN?

If shareholders approve the Reorganization, it will take place shortly after the shareholder meeting. In the interim, however, it will be important for the Fund to have a properly elected Board and an IMS Agreement that has been approved by shareholders.


Q: WHAT DO BOARD MEMBERS DO?


Board members represent the interests of the shareholders and oversee the management of the fund.


Q: WHAT CHANGES ARE PROPOSED TO THE INVESTMENT MANAGEMENT SERVICES AGREEMENT?


In September, the Fund's investment manager, Ameriprise Financial was spun off from its parent company, American Express Company. The investment management functions were then moved to RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial. While this transfer did not cause a termination of the IMS Agreement, the Board determined that it would be prudent to give shareholders an opportunity to vote on the IMS Agreement.


Q: HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board recommends that you vote FOR each proposal.

Q: HOW DO I VOTE?

You can vote in one of four ways:

-  By mail with the enclosed proxy card

-  By telephone

-  By web site

-  In person at the meeting

Please refer to the enclosed voting instruction card for the telephone number and internet address.

Q: WHOM SHOULD I CALL IF I HAVE QUESTIONS?


If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call your financial advisor or call client services toll free at (877) 256-6085.

                       Statement of Additional Information

                                  Dec. 16, 2005

                         AXP(R) Tax-Exempt Series, Inc.

                      RiverSource(SM) Tax-Exempt Bond Fund

This Statement of Additional Information ("SAI") consists of this cover page and incorporates by reference the following described documents, each of which has been previously filed and accompanies this Statement of Additional Information.


1. RiverSource Tax-Exempt Bond Fund's most recent SAI, dated Nov. 29, 2005.


2. RiverSource Tax-Exempt Bond Fund's most recent annual report, for the period ended Nov. 30, 2004.

3. RiverSource Tax-Exempt Bond Fund's most recent semiannual report, for the period ended May, 31, 2005.


4. RiverSource Insured Tax-Exempt Fund's most recent SAI, dated Nov. 29, 2005.


5. RiverSource Insured Tax-Exempt Fund's most recent annual report, for the period ended June 30, 2005.


This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, which may be obtained by calling (877) 256-6085 or writing RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

RiverSource Tax-Exempt Bond Fund (Buying Fund)

RiverSource Insured Tax-Exempt Fund (Selling Fund)


Introduction to Proposed Fund Merger

May 31, 2005

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending May 31, 2005. These statements have been derived from financial statements prepared for RiverSource Tax-Exempt Bond Fund and RiverSource Insured Tax-Exempt Fund as of May 31, 2005. RiverSource Tax-Exempt Bond Fund invests primarily in municipal bonds and other debt obligations issued by or on behalf of the state or local government units whose interest is exempt from federal income income tax. RiverSource Insured Tax-Exempt Fund invests primarily in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S government.

Under the proposed Agreement and Plan of Reorganization, Class A shares of the RiverSource Insured Tax-Exempt Fund would be exchanged for Class A shares of the RiverSource Tax-Exempt Bond Fund. Class B shares of the RiverSource Insured Tax-Exempt Fund would be exchanged for Class B shares of the RiverSource Tax-Exempt Bond Fund. Class C shares of the RiverSource Insured Tax-Exempt Fund would be exchanged for Class C shares of the RiverSource Tax-Exempt Bond Fund. Class Y shares of the RiverSource Insured Tax-Exempt Fund would be exchanged for Class Y shares of the RiverSource Tax-Exempt Bond Fund.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Tax-Exempt Bond Fund, as if the transaction had occurred at the beginning of the fiscal year ending May 31, 2005.

2   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

RiverSource Tax-Exempt Bond Fund (Buying Fund)

RiverSource Insured Tax-Exempt Fund (Selling Fund)


Pro forma combining

Statement of assets and liabilities

                                                                 RiverSource      RiverSource
                                                                  Tax-Exempt       Insured      Pro forma            Pro forma
                                                                   Bond Fund    Tax-Exempt Fund Adjustments           Combined
May 31, 2005 (Unaudited)
Assets
Investments in securities, at cost                              $649,474,248    $362,876,848   $      --           $1,012,351,096
                                                                ------------    ------------   ---------           --------------
Investments in securities, at value                             $684,383,437    $375,727,815   $      --           $1,060,111,252
Cash in bank on demand deposit                                       107,733          82,077          --                  189,810
Capital shares receivable                                            300,360          10,953          --                  311,313
Dividends and accrued interest receivable                         10,009,389       5,051,032          --               15,060,421
Receivable for investment securities sold                             66,991          15,262          --                   82,253
Receivable from RiverSource Investments, LLC (Note 2)                     --              --     258,197(f)               258,197
                                                                ------------    ------------   ---------           --------------
Total assets                                                     694,867,910     380,887,139     258,197            1,076,013,246
                                                                ------------    ------------   ---------           --------------

Liabilities
Dividends payable to shareholders                                    323,972         167,608          --                  491,580
Capital shares payable                                                95,917          60,351          --                  156,268
Payable for investment securities purchased                        7,082,799       2,126,680          --                9,209,479
Accrued investment management services fee (Note 2)                   33,864          18,648    (512,808)(a)             (460,296)
Accrued distribution fee                                              21,993          14,727          --                   36,720
Accrued transfer agency fee                                            1,968             925       7,156(g),(h)            10,049
Accrued administrative services fee (Note 2)                           3,010           1,658     296,570(b)               301,238
Other accrued expenses (Note 2)                                       69,687          85,103     (47,221)(c),(d),(e)      107,569
                                                                ------------    ------------   ---------           --------------
Total liabilities                                                  7,633,210       2,475,700    (256,303)               9,852,607
                                                                ------------    ------------   ---------           --------------
Net assets applicable to outstanding capital stock              $687,234,700    $378,411,439   $ 514,500           $1,066,160,639
                                                                ============    ============   =========           ==============
Represented by
Capital stock -- $.01 par value (Note 3)                        $  1,756,767    $    690,117   $ 277,687           $    2,724,571
Additional paid-in capital (Note 3)                              648,711,249     362,758,944    (277,687)           1,011,192,506
Undistributed (excess of distributions over)
   net investment income (Note 2)                                    639,690             (73)    514,500                1,154,117
Accumulated net realized gain (loss)                               1,217,805       2,111,484          --                3,329,289
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities
   in foreign currencies                                          34,909,189      12,850,967          --               47,760,156
                                                                ------------    ------------   ---------           --------------
Total -- representing net assets applicable
   to outstanding capital stock                                 $687,234,700    $378,411,439   $ 514,500           $1,066,160,639
                                                                ============    ============   =========           ==============
Net assets applicable to outstanding shares:Class A             $648,509,918    $325,222,686   $ 470,123           $  974,202,727
                                            Class B             $ 34,297,161    $ 47,321,825   $  39,406           $   81,658,392
                                            Class C             $  4,425,716    $  5,865,489   $   4,969           $   10,296,174
                                            Class Y             $      1,905    $      1,439   $       2           $        3,346
Shares outstanding (Note 3):                Class A shares       165,778,154      59,312,870          --              248,955,312
                                            Class B shares         8,767,066       8,630,902          --               20,869,835
                                            Class C shares         1,130,964       1,067,684          --                2,631,089
                                            Class Y shares               487             263          --                      855
Net asset value per share of
   outstanding capital stock:               Class A             $       3.91    $       5.48    $     --           $         3.91
                                            Class B             $       3.91    $       5.48    $     --           $         3.91
                                            Class C             $       3.91    $       5.49    $     --           $         3.91
                                            Class Y             $       3.91    $       5.48    $     --           $         3.91
                                                                ------------    ------------   ---------           --------------


See accompanying notes to pro forma financial statements.

3   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

RiverSource Tax-Exempt Bond Fund (Buying Fund)

RiverSource Insured Tax-Exempt Fund (Selling Fund)


Pro forma combining


Statement of operations

                                                                          RiverSource    RiverSource
                                                                           Tax-Exempt     Insured       Pro forma     Pro forma
                                                                            Bond Fund  Tax-Exempt Fund  Adjustments    Combined
Year ended May 31, 2005 (Unaudited)
Investment income
Income:
Interest                                                                 $31,575,712    $16,705,575   $       --      $48,281,287
                                                                         -----------    -----------   ----------      -----------
Expenses:
Investment management services fee (Note 2)                                3,251,231      1,833,476     (512,808)(a)    4,571,899
Distribution fee
   Class A                                                                 1,701,428        872,364           --        2,573,792
   Class B                                                                   372,048        517,215           --          889,263
   Class C                                                                    47,177         67,708           --          114,885
Transfer agency fee                                                          335,076        184,214        8,668(g),(h)   527,958
Incremental transfer agency fee
   Class A                                                                    32,053         16,036       (1,168)(h)       46,921
   Class B                                                                     5,069          4,702         (297)(h)        9,474
   Class C                                                                       937            895          (47)(h)        1,785
Service fee -- Class Y                                                             3              1           --                4
Administrative services fees and expenses (Note 2)                           304,221        170,054      296,570(b)       770,845
Custodian fees (Note 2)                                                       47,840         28,331      (16,171)(c)       60,000
Compensation of board members (Note 2)                                        11,507         10,050      (10,050)(d)       11,507
Printing and postage                                                          84,609         62,620           --          147,229
Registration fees                                                             37,180         47,780           --           84,960
Audit fees (Note 2)                                                           37,000         21,000      (21,000)(e)       37,000
Other                                                                         26,508         17,830           --           44,338
                                                                         -----------    -----------   ----------      -----------
Total expenses                                                             6,293,887      3,854,276     (256,303)       9,891,860
   Expenses waived/reimbursed by RiverSource Investments, LLC (Note 2)            --             --     (258,197)(f)     (258,197)
                                                                         -----------    -----------   ----------      -----------
                                                                           6,293,887      3,854,276     (514,500)       9,633,663
   Earnings credits on cash balances                                         (19,773)       (11,271)          --          (31,044)
                                                                         -----------    -----------   ----------      -----------
Total net expenses                                                         6,274,114      3,843,005     (514,500)       9,602,619
                                                                         -----------    -----------   ----------      -----------
Investment income (loss) -- net                                           25,301,598     12,862,570      514,500       38,678,668
                                                                         -----------    -----------   ----------      -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                          6,824,749      5,282,033           --       12,106,782
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     17,660,523      8,048,432           --       25,708,955
                                                                         -----------    -----------   ----------      -----------
Net gain (loss) on investments and foreign currencies                     24,485,272     13,330,465           --       37,815,737
                                                                         -----------    -----------   ----------      -----------
Net increase (decrease) in net assets resulting from operations          $49,786,870    $26,193,035   $  514,500      $76,494,405
                                                                         ===========    ===========   ==========      ===========


See accompanying notes to pro forma financial statements.

4   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

RiverSource Tax-Exempt Bond Fund (Buying Fund)

RiverSource Insured Tax-Exempt Fund (Selling Fund)


Notes to Pro Forma Financial Statements

(Unaudited as to May 31, 2005)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending May 31, 2005. These statements have been derived from financial statements prepared for the RiverSource Tax-Exempt Bond Fund and RiverSource Insured Tax-Exempt Fund as of May 31, 2005.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

RiverSource Tax-Exempt Bond Fund invests primarily in municipal bonds and other debt obligations issued by or on behalf of state or local government units whose interest is exempt from federal income tax.

RiverSource Insured Tax-Exempt Fund invests primarily in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Insured Tax-Exempt Fund in exchange for Class A, B, C, and Y shares of RiverSource Tax-Exempt Bond Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined RiverSource Tax-Exempt Bond Fund based on the increased asset level of the merger and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, RiverSource Tax-Exempt Bond Fund, as if the transaction had occurred at the beginning of the year presented.

2.   PRO FORMA ADJUSTMENTS


(a) To reflect the decrease in investment management services fee due to the Reorganization and to include the impact of the proposed changes to the investment management services agreement.

(b) To reflect the net increase in administrative services fees due to the Reorganization and the revised administrative services agreement.

(c)  To reflect the reduction in custodian fees due to the Reorganization.

(d) To adjust for the change in the compensation of board members due to the Reorganization.

(e)  To reflect the reduction in audit fees due to the Reorganization.

(f) To adjust the expense reimbursement to include the impact of the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and to absorb certain expenses following the merger.

(g) To adjust for closed account fees for each RiverSource Insured Tax-Exempt Fund account that will be closed on the system as a result of this merger.

(h) To reflect the anticipated reduction in the transfer agent fees due to the RiverSource Tax-Exempt Bond Fund and RiverSource Insured Tax-Exempt Fund accounts that will be combined as a result of the merger.


5   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C and Class Y shares of RiverSource Tax-Exempt Bond Fund if the reorganization were to have taken place on May 31, 2005. The pro forma number of Class A shares outstanding of 248,955,312 consists of 83,177,158 shares assumed to be issued to Class A shareholders of the RiverSource Insured Tax-Exempt Fund, plus 165,778,154 Class A shares of the RiverSource Tax-Exempt Bond Fund outstanding as of May 31, 2005. The pro forma number of Class B shares outstanding of 20,869,835 consists of 12,102,769 shares assumed to be issued to Class B shareholders of the RiverSource Insured Tax-Exempt Fund, plus 8,767,066 Class B shares of the RiverSource Tax-Exempt Bond Fund outstanding as of May 31, 2005. The pro forma number of Class C shares outstanding of 2,631,089 consists of 1,500,125 shares assumed to be issued to Class C shareholders of the RiverSource Insured Tax-Exempt Fund, plus 1,130,964 Class C shares of the RiverSource Tax-Exempt Bond Fund outstanding as of May 31, 2005. The pro forma number of Class Y shares outstanding of 855 consists of 368 shares assumed to be issued to Class Y shareholders of the RiverSource Insured Tax-Exempt Fund, plus 487 Class Y shares of the RiverSource Tax-Exempt Bond Fund outstanding as of May 31, 2005.

6   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Combined Investments in Securities

RiverSource Tax-Exempt Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.8%)
Name of issuer and title of issue (c,d)  Coupon    Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                          rate       amount      amount       amount
                                                   RiverSource  RiverSource                RiverSource  RiverSource
                                                   Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                    Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Alabama (1.3%)

Alabama Public School & College Authority
Revenue Bonds
Capital Improvement
Series 1999D (FSA)
   8/1/2018                              5.50%         $--   $5,000,000    $5,000,000            $--  $5,456,900    $5,456,900
City of Birmingham
Limited General Obligation Bonds
Series 1999B
   6/1/2024                              5.25      540,000           --       540,000        575,689          --       575,689
City of Birmingham
Unlimited General Obligation
Refunding Warrants
Series 2003A (AMBAC)
   6/1/2012                              5.25    1,660,000           --     1,660,000      1,848,642          --     1,848,642
   6/1/2013                              5.25           --    1,755,000     1,755,000             --   1,971,462     1,971,462
County of Jefferson
Revenue Bonds
Series 2004A
   1/1/2022                              5.50    1,750,000           --     1,750,000      1,915,025          --     1,915,025
   1/1/2023                              5.25    1,500,000           --     1,500,000      1,600,170          --     1,600,170
Total                                                                                      5,939,526   7,428,362    13,367,888

Alaska (0.3%)

North Slope Boro
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1994B (FSA)
   6/30/2005                             7.15    3,000,000           --     3,000,000(b)   2,993,833          --     2,993,833

Arizona (1.2%)

Arizona School Facilities Board
Revenue Bonds
State School Trust
Series 2004A (AMBAC)
   7/1/2018                              5.75           --    2,750,000     2,750,000             --   3,195,060     3,195,060
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
   7/1/2023                              5.38    2,500,000           --     2,500,000      2,659,550          --     2,659,550
Mesa
Pre-refunded Revenue Bonds
Series 2004 (FSA)
   7/1/2023                              5.13    3,000,000           --     3,000,000      3,373,770          --     3,373,770
Peoria Municipal Development Authority
Refunding Revenue Bonds
Series 2003 (AMBAC)
   7/1/2010                              5.00    3,740,000           --     3,740,000      4,067,736          --     4,067,736
Total                                                                                     10,101,056   3,195,060    13,296,116

See accompanying notes to combined investments in securities.

7   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Arkansas (0.3%)

Arkansas Development Finance Authority
Revenue Bonds
Arkansas Development
Finance Authority Guaranty Program
Series 2000B (AMBAC) A.M.T.
   12/1/2020                             5.80%         $--     $500,000      $500,000            $--    $525,085      $525,085
Arkansas Development Finance Authority
Revenue Bonds
Mortgage Backed Securities Program
Series 2003A (GNMA/FNMA)
   7/1/2034                              4.90    2,110,000           --     2,110,000      2,144,646          --     2,144,646
Independence County
Refunding Revenue Bonds
Entergy Arkansas Project
Series 2005
   1/1/2021                              5.00      500,000           --       500,000        511,900          --       511,900
Total                                                                                      2,656,546     525,085     3,181,631

California (16.5%)

ABAG Finance Authority for Nonprofit Corporations
Revenue Bonds
San Diego Hospital Association
Series 2001A
   8/15/2020                             6.13    1,000,000           --     1,000,000      1,105,030          --     1,105,030
Alameda Corridor Transportation Authority
Revenue Bonds
Senior Lien
Series 1999A (MBIA)
   10/1/2018                             5.13    2,250,000           --     2,250,000      2,437,560          --     2,437,560
Antelope Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (MBIA)
   8/1/2023                              5.00    2,685,000           --     2,685,000      2,868,305          --     2,868,305
Burbank California Public Financing Authority
Revenue Bonds
Golden State Redevelopment Project
Series 2003A (AMBAC)
   12/1/2020                             5.25    3,000,000           --     3,000,000      3,306,420          --     3,306,420
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2004G
   7/1/2023                              5.25    2,000,000           --     2,000,000      2,109,180          --     2,109,180
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 1997B (MBIA)
   8/1/2027                              5.13    3,000,000           --     3,000,000      3,146,490          --     3,146,490
California Infrastructure & Economic
Development Bank
Revenue Bonds
Bay Area Toll Bridges
1st Lien
Series 2003A (FGIC)
   7/1/2029                              5.00    2,000,000           --     2,000,000      2,124,060          --     2,124,060

See accompanying notes to combined investments in securities.

8   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
California (cont.)

California Rural Home Mortgage Finance Authority
Revenue Bonds
Mortgage-backed Securities Program
Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   9/1/2029                              7.00%         $--     $115,000      $115,000            $--    $116,186      $116,186
California State Department of Water Resources
Revenue Bonds
Series 2002A (MBIA)
   5/1/2009                              5.25           --    8,000,000     8,000,000             --   8,650,160     8,650,160
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
   6/1/2014                              5.50    7,275,000           --     7,275,000      8,287,024          --     8,287,024
California Statewide Communities Development
Authority
Revenue Bonds
Sutter Health
Series 2002B
   8/15/2028                             5.50    2,000,000           --     2,000,000      2,124,340          --     2,124,340
California Statewide Communities Development
Authority
Revenue Bonds
Daughters of Charity Health System
Series 2005A
   7/1/2039                              5.00    2,250,000           --     2,250,000      2,299,973          --     2,299,973
California Statewide Communities Development
Authority
Revenue Bonds
Kaiser Permanente
Series 2004E
   4/1/2010                              3.88    1,750,000           --     1,750,000(h)   1,779,628          --     1,779,628
City of Los Angeles
Unlimited General Obligation Bonds
Series 2000A (FGIC)
   9/1/2018                              5.00    2,715,000           --     2,715,000      2,900,380          --     2,900,380
Delta Counties Home Mortgage Finance Authority
Revenue Bonds
Mortgage-backed Securities
Series 1998A (MBIA/GNMA/FNMA) A.M.T.
   6/1/2024                              6.70           --      115,000       115,000             --     115,769       115,769
Fairfield-Suisun Unified School District
Unlimited General Obligation Bonds
Election 2002
Series 2004 (MBIA)
   8/1/2028                              5.50           --    3,000,000     3,000,000             --   3,371,520     3,371,520
Fontana Unified School District
Pre-refunded Unlimited General Obligation Bonds
Series 1995C (FGIC)
   5/1/2020                              6.15           --    6,000,000     6,000,000             --   6,485,100     6,485,100
Golden State Tobacco Securitization Corporation
Revenue Bonds
Enhanced Asset-backed
Series 2003B (FGIC)
   6/1/2028                              5.38    3,400,000           --     3,400,000      3,608,182          --     3,608,182
   6/1/2033                              5.50    2,500,000           --     2,500,000      2,743,675          --     2,743,675

See accompanying notes to combined investments in securities.

9   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
California (cont.)

Golden State Tobacco Securitization Corporation
Revenue Bonds
Series 2003A-1
   6/1/2033                              6.25%    $925,000          $--      $925,000       $977,420         $--      $977,420
   6/1/2039                              6.75      750,000           --       750,000        816,638          --       816,638
   6/1/2040                              6.63      600,000           --       600,000        644,448          --       644,448
Livermore-Amador Valley Water Management Agency
Revenue Bonds
Series 2001A (AMBAC)
   8/1/2023                              5.00    2,000,000           --     2,000,000      2,095,900          --     2,095,900
Los Angeles County Public Works Financing Authority
Pre-refunded Revenue Bonds
Los Angeles County Regional Park & Open Space District
Series 1997A
   10/1/2016                             5.00    1,290,000           --     1,290,000      1,367,065          --     1,367,065
Los Angeles County Public Works Financing Authority
Un-refunded Revenue Bonds
Los Angeles County Regional Park & Open Space
District
Series 1997A
   10/1/2016                             5.00      710,000           --       710,000        748,951          --       748,951
Public Facilities Financing Authority of the City of
San Diego
Subordinated Water Revenue Bonds
Series 2002 (MBIA)
   8/1/2014                              5.00    2,200,000           --     2,200,000      2,401,498          --     2,401,498
San Diego Convention Center
Expansion Financing Authority
Revenue Bonds
Series 1998A (AMBAC)
   4/1/2012                              5.25           --    3,065,000     3,065,000             --   3,296,346     3,296,346
San Diego Unified School District
Unlimited General Obligation Bonds
Election 1998
Series 2002D (FGIC)
   7/1/2021                              5.25           --    2,850,000     2,850,000             --   3,194,195     3,194,195
San Francisco State Building Authority
Revenue Bonds
San Francisco Civic Center Complex
Series 1996A (AMBAC)
   12/1/2016                             5.25    5,000,000    4,000,000     9,000,000      5,260,350   4,208,280     9,468,630
San Francisco State Building Authority
Revenue Bonds
San Francisco Civic Center Complex
Series 1996A (AMBAC)
   6/15/2023                             5.00           --    4,795,000     4,795,000             --   5,135,205     5,135,205
Southern California Public Power Authority
Refunding Revenue Bonds
San Juan Power Project
Series 2005A (FSA)
   1/1/2015                              5.00    1,000,000    1,000,000     2,000,000      1,114,250   1,114,250     2,228,500
Southern California Public Power Authority
Revenue Bonds
Magnolia Power Project
Series 2003A-1 (AMBAC)
   7/1/2025                              5.00    5,000,000           --     5,000,000      5,327,850          --     5,327,850

See accompanying notes to combined investments in securities.

10  --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
California (cont.)

State of California
Pre-refunded Unlimited General Obligation Bonds
Series 1999 (MBIA)
   12/1/2015                             5.75%  $2,295,000          $--    $2,295,000     $2,582,724         $--    $2,582,724
State of California
Unlimited General Obligation Bonds
Series 2000
   6/1/2019                              5.50    2,500,000           --     2,500,000      2,741,700          --     2,741,700
   10/1/2025                             5.38    2,500,000           --     2,500,000      2,691,900          --     2,691,900
State of California
Unlimited General Obligation Bonds
Series 2000 (MBIA)
   9/1/2013                              5.25    2,500,000    2,000,000     4,500,000      2,760,750   2,208,600     4,969,350
State of California
Unlimited General Obligation Bonds
Series 2001
   6/1/2031                              5.13    2,500,000           --     2,500,000      2,634,975          --     2,634,975
State of California
Unlimited General Obligation Bonds
Series 2002
   4/1/2032                              5.25    5,000,000           --     5,000,000      5,323,800          --     5,323,800
State of California
Unlimited General Obligation Bonds
Series 2003
   2/1/2029                              5.25    2,500,000           --     2,500,000      2,677,050          --     2,677,050
   2/1/2032                              5.00    2,500,000           --     2,500,000      2,617,475          --     2,617,475
State of California
Unlimited General Obligation Bonds
Series 2003 (FGIC)
   11/1/2020                             5.25      500,000    1,000,000     1,500,000        550,625   1,101,250     1,651,875
State of California
Unlimited General Obligation Bonds
Series 2003 (MBIA)
   2/1/2027                              5.25           --    5,000,000     5,000,000             --   5,401,800     5,401,800
State of California
Unlimited General Obligation Bonds
Series 2004
   3/1/2014                              5.25    2,500,000           --     2,500,000      2,802,975          --     2,802,975
   4/1/2029                              5.30    1,745,000           --     1,745,000      1,890,620          --     1,890,620
   2/1/2033                              5.00    2,000,000           --     2,000,000      2,097,280          --     2,097,280
State of California
Unlimited General Obligation Bonds
Series 2004A (FGIC)
   7/1/2017                              5.00           --    4,000,000     4,000,000             --   4,282,840     4,282,840
State of California
Unlimited General Obligation Bonds
Series 2004A (MBIA)
   7/1/2011                              5.00    5,000,000    5,900,000    10,900,000      5,502,099   6,492,478    11,994,577
State of California
Unlimited General Obligation Bonds
Series 2004B
   7/1/2008                              5.00    2,000,000           --     2,000,000(h)   2,111,880          --     2,111,880
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
   11/1/2023                             5.13    2,500,000           --     2,500,000      2,675,150          --     2,675,150

See accompanying notes to combined investments in securities.

11   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
California (cont.)

State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2004 (FSA)
   12/1/2022                             5.25%  $1,000,000   $2,500,000    $3,500,000     $1,095,230  $2,738,075    $3,833,305
State of California
Un-refunded Unlimited General Obligation Bonds
Series 1999 (MBIA)
   12/1/2015                             5.75    3,225,000           --     3,225,000      3,626,416          --     3,626,416
Sweetwater Union High School District
Certificate of Participation
Series 2002 (FSA)
   9/1/2021                              5.00           --    3,255,000     3,255,000             --   3,493,884     3,493,884
Tobacco Securitization Authority of
Southern California
Revenue Bonds
Asset-backed
Series 2002A
   6/1/2043                              5.63      700,000           --       700,000        690,998          --       690,998
West Covina Redevelopment Agency
Special Tax Refunding Bonds
Fashion Plaza
Series 1996
   9/1/2017                              6.00    5,000,000           --     5,000,000      5,954,949          --     5,954,949
Total                                                                                    114,623,213  61,405,938   176,029,151

Colorado (1.7%)

Broomfield
Certificate of Participation
Open Space Park & Recreation Facilities
Series 2000 (AMBAC)
   12/1/2020                             5.50           --    1,000,000     1,000,000             --   1,097,090     1,097,090
Colorado Educational & Cultural Facilities Authority
Refunding & Improvement Revenue Bonds
University Lab School
Series 2004 (XLCA)
   6/1/2033                              5.00    3,055,000    2,000,000     5,055,000      3,215,449   2,105,040     5,320,489
Colorado Health Facilities Authority
Revenue Bonds
Liberty Heights
Zero Coupon
Series 1991B Escrowed to Maturity
   7/15/2024                             4.77    2,000,000    5,000,000     7,000,000(b)     815,780   2,039,450     2,855,230
North Range Metropolitan District #1
Limited General Obligation Bonds
Series 2001
   12/15/2031                            7.25    5,000,000           --     5,000,000      5,262,650          --     5,262,650
University of Colorado
Certificate of Participation
Master Lease Purchase Agreement
Series 2003A (AMBAC)
   6/1/2023                              5.00           --    3,700,000     3,700,000             --   3,935,394     3,935,394
Total                                                                                      9,293,879   9,176,974    18,470,853

See accompanying notes to combined investments in securities.

12   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
District of Columbia (0.3%)

Metropolitan Washington Airports Authority
Revenue Bonds
Series 2001II Inverse Floater
(MBIA) A.M.T.
   10/1/2027                             6.22%         $--   $2,500,000    $2,500,000(f)         $--  $2,875,850    $2,875,850

Florida (2.6%)

Broward County School Board
Certificate of Participation
Series 2003 (MBIA)
   7/1/2024                              5.00           --    3,000,000     3,000,000             --   3,196,710     3,196,710
City of Lakeland
Revenue Bonds
Lakeland Regional Health Systems
Series 2002
   11/15/2032                            5.50    2,000,000           --     2,000,000      2,140,700          --     2,140,700
County of Leon
Pre-refunded Certificate of Participation
Master Lease Program
Series 1997 (MBIA)
   7/1/2017                              5.13           --    1,960,000     1,960,000             --   2,067,780     2,067,780
Florida Board of Education
Revenue Bonds
Series 200C (FGIC)
   7/1/2016                              5.25           --    4,000,000     4,000,000             --   4,361,241     4,361,241
Florida Municipal Loan Council
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 2000A (MBIA)
   4/1/2020                              6.02    4,360,000           --     4,360,000(b)   2,293,360          --     2,293,360
Florida State Board of Public Education
Unlimited General Obligation Bonds
Public Education Capital Outlay
Series 2000A
   6/1/2016                              5.50    3,145,000           --     3,145,000      3,478,716          --     3,478,716
Highlands County Health Facilities Authority
Revenue Bonds
Hospital - Adventist Health System
Series 2002B
   11/15/2023                            5.25    1,000,000           --     1,000,000      1,054,770          --     1,054,770
Jacksonville
Refunding & Improvement Revenue Bonds
Series 2002A (AMBAC)
   10/1/2013                             5.50           --    3,030,000     3,030,000             --   3,471,410     3,471,410
Port St. Lucie
Pre-refunded Revenue Bonds
Series 2001 (MBIA)
   9/1/2031                              5.13    2,000,000           --     2,000,000      2,213,860          --     2,213,860
University Athletic Association Incorporated
Revenue Bonds
Series 2001
   10/1/2009                             3.00    3,000,000           --     3,000,000(h)   2,941,350          --     2,941,350
Total                                                                                     14,122,756  13,097,141    27,219,897

See accompanying notes to combined investments in securities.

13   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Georgia (2.3%)

Burke County Development Authority
Revenue Bonds
Georgia Power Company Plant Vogtle
1st Series 2005 (FGIC)
   5/1/2034                              4.75%    $555,000   $3,000,000    $3,555,000       $558,114  $3,016,830    $3,574,944
Cherokee County Water & Sewer Authority
Revenue Bonds
Series 1995 Escrowed to Maturity (MBIA)
   8/1/2025                              5.20           --      535,000       535,000             --     587,580       587,580
Cherokee County Water & Sewer Authority
Un-refunded Balance Revnue Bonds
Series 1995 (MBIA)
   8/1/2025                              5.20           --    2,665,000     2,665,000             --   3,076,369     3,076,369
City of Atlanta
Refunding Revenue Bonds
Series 1994A Escrowed to Maturity (AMBAC)
   1/1/2008                              6.50           --    2,750,000     2,750,000             --   2,994,118     2,994,118
City of Atlanta
Revenue Bonds
Series 2000B (FGIC) A.M.T.
   1/1/2008                              5.63           --    3,190,000     3,190,000             --   3,372,564     3,372,564
County of Fulton
Revenue Bonds
Series 1992 Escrowed to Maturity (FGIC)
   1/1/2014                              6.38           --    3,125,000     3,125,000             --   3,663,531     3,663,531
County of Fulton
Un-refunded Balance Revenue Bonds
Series 1992 (FGIC)
   1/1/2014                              6.38           --      125,000       125,000             --     146,541       146,541
Coweta County Development Authority
Revenue Bonds
Georgia Power Company - Plant Yates Project
Series 2001 (AMBAC)
   9/1/2018                              4.35    2,575,000    3,000,000     5,575,000      2,575,901   3,001,050     5,576,951
State of Georgia
Unlimited General Obligation Refunding Bonds
Series 2004C
   7/1/2016                              5.50    1,000,000           --     1,000,000      1,151,010          --     1,151,010
Total                                                                                      4,285,025  19,858,583    24,143,608

Illinois (6.6%)

City of Chicago
Pre-refunded Revenue Bonds
Senior Lien
Series 2001 (AMBAC)
   11/1/2018                             5.50    2,000,000           --     2,000,000      2,259,720          --     2,259,720
City of Chicago
Unlimited General Obligation
Projects & Refunding Bonds
Series 2001A (MBIA)
   1/1/2031                              5.00           --    4,000,000     4,000,000             --   4,156,480     4,156,480
City of Chicago
Unlimited General Obligation Bonds
Series 2004A (FSA)
   1/1/2019                              5.25    3,080,000    2,500,000     5,580,000      3,392,374   2,753,550     6,145,924

See accompanying notes to combined investments in securities.

14   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Illinois (cont.)

Cook & Will Counties Township High School
District #206
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1992C Escrowed to Maturity (AMBAC)
   12/1/2010                             6.55%  $2,605,000          $--    $2,605,000(b)  $2,162,176         $--    $2,162,176
Cook County Community Consolidated
School District #21 - Wheeling
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2000 Escrowed to Maturity (FSA)
   12/1/2019                             6.03    3,140,000           --     3,140,000(b)   1,719,024          --     1,719,024
Cook County School District #170
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1992C Escrowed to Maturity (AMBAC)
   12/1/2009                             6.50    2,155,000           --     2,155,000(b)   1,859,377          --     1,859,377
   12/1/2010                             6.55    2,155,000           --     2,155,000(b)   1,788,672          --     1,788,672
County of Cook
Unlimited General Obligation Bonds
Series 2001A (FGIC)
   11/15/2029                            5.25           --    3,310,000     3,310,000             --   3,512,704     3,512,704
County of Jefferson
Unlimited General Obligation Bonds
Jail & Administration Office Center Project
Series 2003A (FGIC)
   1/15/2024                             5.25    2,420,000           --     2,420,000      2,621,780          --     2,621,780
Illinois Educational Facilities Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
   10/1/2022                             5.63    2,500,000           --     2,500,000      2,693,125          --     2,693,125
Illinois Educational Facilities Authority
Revenue Bonds
University of Chicago
Series 2003A
   7/1/2025                              5.25    6,770,000           --     6,770,000      7,349,037          --     7,349,037
Illinois Finance Authority
Revenue Bonds
Adventist Health System/Sunbelt Obligation
Series 1999
   11/15/2020                            5.50    1,600,000           --     1,600,000      1,698,224          --     1,698,224
Illinois Finance Authority
Subordinated Revenue Bonds
Zero Coupon
Series 1990 Escrowed to Maturity
   4/15/2020                             7.75   13,745,000           --    13,745,000(b)   6,932,841          --     6,932,841
Kendall, Grundy & LaSalle Counties
High School District #18
Unlimited General Obligation Refunding Bonds
Series 2002A (FSA)
   10/1/2008                             4.50    2,260,000           --     2,260,000      2,360,683          --     2,360,683

See accompanying notes to combined investments in securities.

15   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Illinois (cont.)

Lake County Community High School
District #127 Grayslake
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2002B (FGIC)
   2/1/2016                              5.32%         $--   $4,000,000    $4,000,000(b)         $--  $2,533,480    $2,533,480
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2002A (MBIA)
   6/15/2042                             5.25           --    4,000,000     4,000,000             --   4,266,960     4,266,960
Metropolitan Pier & Exposition Authority
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A Escrowed to Maturity (FGIC)
   6/15/2021                             6.54    1,870,000           --     1,870,000(b)     937,973          --       937,973
Metropolitan Pier & Exposition Authority
Un-refunded Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A (FGIC)
   6/15/2010                             6.65      240,000           --       240,000(b)     201,144          --       201,144
Southern Illinois University
Revenue Bonds
Capital Appreciation Housing & Auxiliary
Zero Coupon
Series 1999A (MBIA)
   4/1/2026                              5.55           --    4,000,000     4,000,000(b)          --   1,474,320     1,474,320
St. Clair County Public Building Commission
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1997B (FGIC)
   12/1/2014                             5.95           --    2,000,000     2,000,000(b)          --   1,346,600     1,346,600
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (FSA)
   5/1/2026                              5.25    6,500,000    3,500,000    10,000,000      6,980,350   3,758,650    10,739,000
State of Illinois
Unlimited General Obligation Bonds
1st Series 2002 (MBIA)
   7/1/2010                              5.38           --    1,500,000     1,500,000             --   1,654,710     1,654,710
Total                                                                                     44,956,500  25,457,454    70,413,954

See accompanying notes to combined investments in securities.

16   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Indiana (1.3%)

Clark-Pleasant Community School
Building Corporation
Revenue Bonds
1st Mortgage
Series 2001 (AMBAC)
   7/15/2016                             5.50%         $--   $1,000,000    $1,000,000            $--  $1,118,430    $1,118,430
Indiana Health Facility Financing Authority
Refunding Revenue Bonds
Columbus Regional Hospital
Series 1993 (FSA)
   8/15/2015                             7.00           --    5,000,000     5,000,000             --   6,260,150     6,260,150
Indiana Transportation Finance Authority
Pre-refunded Revenue Bonds
Series 1990A
   6/1/2015                              7.25    2,210,000           --     2,210,000      2,606,165          --     2,606,165
Indiana University
Revenue Bonds
Student Fee
Series 2003O (FGIC)
   8/1/2022                              5.00           --    1,000,000     1,000,000             --   1,066,840     1,066,840
Seymour
Refunding Revenue Bonds
Union Camp Corporation Project
Series 1992
   7/1/2012                              6.25    2,870,000           --     2,870,000      3,184,265          --     3,184,265
Total                                                                                      5,790,430   8,445,420    14,235,850

Kansas (0.1%)

Sedgwick & Shawnee Counties
Revenue Bonds
Mortgage-backed Securities
Series 1997A-1 (GNMA) A.M.T.
   6/1/2029                              6.95           --      550,000       550,000             --     578,281       578,281

Kentucky (0.4%)

County of Jefferson
Revenue Bonds
University Medical Center Incorporated Project
Series 1997 (MBIA)
   7/1/2017                              5.50    2,500,000           --     2,500,000      2,634,400          --     2,634,400
Kentucky Turnpike Authority
Refunding Revenue Bonds
Revitalization Project
Series 2001A (AMBAC)
   7/1/2013                              5.50           --    1,275,000     1,275,000             --   1,454,966     1,454,966
Total                                                                                      2,634,400   1,454,966     4,089,366

Louisiana (2.1%)

City of New Orleans
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 1991 (AMBAC)
   9/1/2012                              6.63    6,250,000           --     6,250,000(b)   4,701,063          --     4,701,063
Lafayette Public Power Authority
Refunding Revenue Bonds
Series 2003A (AMBAC)
   11/1/2012                             5.00           --    1,180,000     1,180,000             --   1,300,301     1,300,301

See accompanying notes to combined investments in securities.

17   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Louisiana (cont.)

Lafayette Public Power Authority
Refunding Revenue Bonds
Series 2003B (AMBAC)
   11/1/2011                             5.00%         $--   $2,800,000    $2,800,000            $--  $3,071,068    $3,071,068
Louisiana Public Facilities Authority
Pre-refunded Revenue Bonds
Centenary College of Louisiana Project
Series 1997
   2/1/2017                              5.90    1,000,000           --     1,000,000      1,082,830          --     1,082,830
New Orleans Home Mortgage Authority
Special Obligation Refunding Bonds
Series 1992 Escrowed to Maturity
   1/15/2011                             6.25    8,875,000           --     8,875,000     10,049,960          --    10,049,960
State of Louisiana
Pre-refunded Unlimited General
Obligation Bonds
Series 2004A (AMBAC)
   10/15/2016                            5.00    1,750,000           --     1,750,000      1,956,553          --     1,956,553
Tobacco Settlement Financing Corporation
Revenue Bonds
Asset-backed
Series 2001B
   5/15/2039                             5.88      575,000           --       575,000        579,968          --       579,968
Total                                                                                     18,370,374   4,371,369    22,741,743

Maine (0.4%)

Maine Turnpike Authority
Revenue Bonds
Series 2003 (AMBAC)
   7/1/2026                              5.00           --    3,750,000     3,750,000             --   3,979,988     3,979,988

Maryland (1.0%)

Washington Suburban Sanitation District
Unlimited General Obligation Refunding Bonds
Water Supply
Series 2003
   6/1/2008                              5.25   10,000,000           --    10,000,000     10,696,100          --    10,696,100

Massachusetts (2.7%)

Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2002II Inverse Floater (FGIC)
   11/1/2015                             6.34           --    5,000,000     5,000,000(f)          --   6,599,500     6,599,500
Fall River
Limited General Obligation Bonds
Series 2003 (FSA)
   2/1/2016                              5.25           --    2,140,000     2,140,000             --   2,402,985     2,402,985
Massachusetts Health & Educational Facilities
Authority
Revenue Bonds
Harvard University
Series 2001DD
   7/15/2035                             5.00    2,000,000           --     2,000,000      2,088,720          --     2,088,720
Massachusetts Health & Educational Facilities
Authority
Revenue Bonds
Harvard University
Series 2002FF
   7/15/2037                             5.13    2,500,000           --     2,500,000      2,651,925          --     2,651,925

See accompanying notes to combined investments in securities.

18 -- AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Massachusetts (cont.)

Massachusetts State Water Pollution Abatement
Revenue Bonds
Pool Program
Series 2004-10
   8/1/2034                              5.00%  $4,000,000          $--    $4,000,000     $4,222,360         $--    $4,222,360
Route 3 North Transit Improvement Association
Revenue Bonds
Series 2000 (MBIA)
   6/15/2017                             5.75    7,570,000           --     7,570,000      8,464,472          --     8,464,472
Woods Hole Martha's Vineyard &
Nantucket Steamship Authority
Revenue Bonds
Series 2004B
   3/1/2020                              5.00    2,505,000           --     2,505,000      2,720,104          --     2,720,104
Total                                                                                     20,147,581   9,002,485    29,150,066

Michigan (4.1%)

Detroit
Revenue Bonds
Senior Lien
Series 2003A (MBIA)
   7/1/2021                              5.00           --    1,350,000     1,350,000             --   1,444,284     1,444,284
Detroit
Unlimited General Obligation Bonds
Series 20012A-1 (MBIA)
   4/1/2015                              5.38           --    1,940,000     1,940,000             --   2,155,224     2,155,224
Dickinson County Economic Development Corporation
Refunding Revenue Bonds
International Paper Company Projects
Series 2004A
   11/1/2018                             4.80    2,000,000           --     2,000,000      2,045,540          --     2,045,540
Hudsonville Public Schools
Unlimited General Obligation Refunding Bonds
Series 1997 (FGIC)
(Qualified School Bond Loan Fund)
   5/1/2027                              5.15    2,000,000           --     2,000,000      2,064,200          --     2,064,200
Jackson Public Schools
Pre-refunded Unlimited General Obligation Bonds
Series 1999 (FGIC)
(Qualified School Bond Loan Fund)
   5/1/2022                              5.38           --    1,000,000     1,000,000             --   1,104,310     1,104,310
Lincoln Park School District
Pre-refunded Unlimited General Obligation Bonds
Series 1996 (FGIC)
(Qualified School Bond Loan Fund)
   5/1/2026                              5.90           --    1,500,000     1,500,000             --   1,556,400     1,556,400
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2001
   10/1/2014                             5.00    1,000,000           --     1,000,000      1,087,980          --     1,087,980
   10/1/2019                             5.25    2,000,000           --     2,000,000      2,191,080          --     2,191,080
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2002
   10/1/2022                             5.00    2,350,000           --     2,350,000      2,510,176          --     2,510,176

See accompanying notes to combined investments in securities.

19   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Michigan (cont.)

Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
   10/1/2021                             5.00%  $2,500,000          $--    $2,500,000     $2,703,025         $--    $2,703,025
Michigan Municipal Bond Authority
Revenue Bonds
State Revolving Fund
Series 1997
   10/1/2014                             5.25      750,000    2,250,000     3,000,000        792,195   2,376,585     3,168,780
   10/1/2015                             5.25    1,000,000           --     1,000,000      1,056,260          --     1,056,260
Michigan Public Power Agency
Refunding Revenue Bonds
Belle River Project
Series 2002A (MBIA)
   1/1/2014                              5.25    1,000,000    2,000,000     3,000,000      1,123,950   2,247,900     3,371,850
Michigan State Hospital Finance Authority
Revenue Bonds
Oakwood Obligated Group
Series 2003
   11/1/2018                             5.50    4,070,000           --     4,070,000      4,427,957          --     4,427,957
New Haven Community Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2002
(Qualified School Board Loan Fund)
   5/1/2022                              5.25    5,500,000           --     5,500,000      6,010,729          --     6,010,729
Summit Academy North Public School Academy
Certificate of Participation
Series 2001
   7/1/2021                              7.13    1,615,000           --     1,615,000      1,704,552          --     1,704,552
Wayne State University
Revenue Bonds
Series 1999 (FGIC)
   11/15/2019                            5.25    2,500,000           --     2,500,000      2,689,500          --     2,689,500
Western Township Utilities Authority
Limited General Obligation Bonds
Series 2002 (FGIC)
   1/1/2010                              5.00           --    2,000,000     2,000,000             --   2,159,200     2,159,200
Total                                                                                     30,407,144  13,043,903    43,451,047

Minnesota (1.7%)

City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
   5/1/2030                              5.00    2,575,000           --     2,575,000      2,703,287          --     2,703,287
Minneapolis & St. Paul
Metropolitan Airports Commission
Refunding Subordinated Revenue Bonds
Series 2005C (FGIC)
   1/1/2026                              5.00    1,465,000    2,000,000     3,465,000(i)   1,560,166   2,129,920     3,690,086
Minneapolis & St. Paul
Metropolitan Airports Commission
Revenue Bonds
Series 1998A (AMBAC)
   1/1/2024                              5.20    3,000,000           --     3,000,000      3,152,760          --     3,152,760

See accompanying notes to combined investments in securities.

20   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Minnesota (cont.)

Minneapolis Special School District #1
Unlimited General Obligation Refunding Bonds
Series 2005A (FSA)
(School District Credit Enhancement Program)
   2/1/2015                              5.00%  $1,000,000          $--    $1,000,000     $1,101,770         $--    $1,101,770
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
5th Series 2004Y
   10/1/2034                             5.25    1,250,000           --     1,250,000      1,338,400          --     1,338,400
State of Minnesota
Unlimited General Obligation Refunding Bonds
Series 2003
   8/1/2013                              4.00    5,000,000           --     5,000,000      5,222,950          --     5,222,950
Todd Morrison Cass & Wadena Counties
United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
   12/1/2034                             5.00    1,000,000           --     1,000,000      1,024,300          --     1,024,300
Total                                                                                     16,103,633   2,129,920    18,233,553

Mississippi (0.1%)

Mississippi Home Corporation
Revenue Bonds
Series 1997H-Cl6 (GNMA/FNMA) A.M.T.
   12/1/2029                             6.70           --      780,000       780,000             --     838,796       838,796

Missouri (1.1%)

City of Sikeston
Refunding Revenue Bonds
Series 1992 (MBIA)
   6/1/2010                              6.20           --    6,370,000     6,370,000             --   7,255,048     7,255,048
Missouri State Health & Educational Facilities
Authority
Revenue Bonds
Park College
Series 1999
   6/1/2019                              5.88    4,000,000           --     4,000,000      4,268,800          --     4,268,800
Total                                                                                      4,268,800   7,255,048    11,523,848

Montana (0.1%)

State of Montana
Unlimited General Obligation Refunding Bonds
Long-Range Building Program
Series 2003G
   8/1/2014                              4.00    1,520,000           --     1,520,000      1,571,832          --     1,571,832

Nebraska (0.4%)

Nebraska Public Power District
Pre-refunded Revenue Bonds
Series 1998A (MBIA)
   1/1/2014                              5.25           --    3,340,000     3,340,000             --   3,564,515     3,564,515
Nebraska Public Power District
Un-refunded Revenue Bonds
Series 1998A (MBIA)
   1/1/2014                              5.25      290,000      160,000       450,000        307,188     169,483       476,671
Total                                                                                        307,188   3,733,998     4,041,186

See accompanying notes to combined investments in securities.

21   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Nevada (2.2%)

City of Las Vegas
Special Assessment Bonds
Special Improvement District #808 - Summerlin
Series 2001
   6/1/2011                              6.00%  $1,985,000          $--    $1,985,000     $2,051,299         $--    $2,051,299
Clark County School District
Limited General Obligation Refunding Bonds
Series 1998 (FSA)
   6/15/2012                             5.50   10,000,000           --    10,000,000     11,323,800          --    11,323,800
Director of the State of Nevada
Department of Business & Industry
Revenue Bonds
Capital Appreciation
Las Vegas Monorail
Zero Coupon
Series 2000 (AMBAC)
   1/1/2015                              5.65    9,870,000           --     9,870,000(b)   6,536,013          --     6,536,013
Washoe County Airport Authority
Refunding Revenue Bonds
Series 2003 (FSA)
   7/1/2009                              5.00    3,110,000           --     3,110,000      3,312,523          --     3,312,523
Total                                                                                     23,223,635          --    23,223,635

New Jersey (3.3%)

New Jersey Economic Development Authority
Pre-refunded Revenue Bonds
School Facilities & Construction
Series 2004G (AMBAC)
   9/1/2021                              5.00           --    2,500,000     2,500,000             --   2,781,550     2,781,550
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004 (FGIC)
   6/15/2011                             5.00    5,000,000    2,000,000     7,000,000      5,424,500   2,169,800     7,594,300
New Jersey Sports & Exposition Authority
Series 2000A Inverse Floater
   3/1/2016                              6.78    3,385,000           --     3,385,000(f)   4,132,679          --     4,132,679
New Jersey Sports & Exposition Authority
Series 2000B Inverse Floater
   3/1/2017                              6.78    3,535,000           --     3,535,000(f)   4,309,236          --     4,309,236
New Jersey Sports & Exposition Authority
Series 2000C Inverse Floater
   3/1/2018                              6.78    3,490,000           --     3,490,000(f)   4,247,888          --     4,247,888
New Jersey Transportation Trust Fund Authority
Pre-refunded Revenue Bonds
Residual Certificates
Series 2000 Inverse Floater (FSA)
   6/15/2014                             7.16    5,000,000           --     5,000,000(f,j) 6,341,799          --     6,341,799
Tobacco Settlement Financing Corporation
Revenue Bonds
Asset-backed
Series 2002
   6/1/2032                              5.75    1,160,000           --     1,160,000      1,171,577          --     1,171,577
   6/1/2037                              6.00    2,175,000           --     2,175,000      2,203,232          --     2,203,232

See accompanying notes to combined investments in securities.

22  --  AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
New Jersey (cont.)

Tobacco Settlement Financing Corporation
Revenue Bonds
Series 2003
   6/1/2032                              6.38%  $1,400,000          $--    $1,400,000     $1,458,254         $--    $1,458,254
   6/1/2039                              6.75      500,000           --       500,000        542,730          --       542,730
Total                                                                                     29,831,895   4,951,350    34,783,245

New York (13.8%)

Battery Park City Authority
Revenue Bonds
Series 2003A
   11/1/2022                             5.25    5,000,000           --     5,000,000      5,479,900          --     5,479,900
City of New York
Unlimited General Obligation Bonds
Series 2002C
   8/1/2010                              5.25    7,645,000           --     7,645,000      8,335,420          --     8,335,420
City of New York
Unlimited General Obligation Bonds
Series 2002G (FGIC)
   8/1/2010                              5.50   10,000,000           --    10,000,000     11,060,700          --    11,060,700
City of New York
Unlimited General Obligation Bonds
Series 2003I
   3/1/2027                              5.38    5,000,000           --     5,000,000      5,415,550          --     5,415,550
City of New York
Unlimited General Obligation Bonds
Series 2003J
   6/1/2019                              5.50    2,500,000           --     2,500,000      2,752,625          --     2,752,625
City of New York
Unlimited General Obligation Bonds
Series 2004D
   11/1/2034                             5.00    1,000,000           --     1,000,000      1,048,930          --     1,048,930
City of New York
Unlimited General Obligation Bonds
Series 2004E (FSA)
   11/1/2022                             5.25           --    2,600,000     2,600,000             --   2,800,044     2,800,044
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
   1/1/2016                              5.75    2,500,000           --     2,500,000      2,918,925          --     2,918,925
   11/15/2032                            5.75    5,000,000           --     5,000,000      5,658,500          --     5,658,500
Metropolitan Transportation Authority
Revenue Bonds
Series 2002A (FSA)
   11/15/2025                            5.25           --    4,000,000     4,000,000             --   4,351,520     4,351,520
New York City Health & Hospital Corporation
Revenue Bonds
Health System
Series 2002A (FSA)
   2/15/2018                             5.50           --    2,150,000     2,150,000             --   2,389,790     2,389,790
   2/15/2019                             5.50           --    1,250,000     1,250,000             --   1,389,413     1,389,413
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2002C Escrowed to Maturity (FSA)
   8/1/2010                              5.25           --    1,000,000     1,000,000             --   1,104,280     1,104,280

See accompanying notes to combined investments in securities.

23   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
New York (cont.)

New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2003E (MBIA)
   2/1/2020                              5.25%  $1,000,000   $2,000,000    $3,000,000     $1,094,150  $2,188,300    $3,282,450
New York Mortgage Agency
Revenue Bonds
35th Series 2005 A.M.T.
   10/1/2030                             4.80           --    2,460,000     2,460,000             --   2,463,665     2,463,665
New York State Dormitory Authority
Pre-refunded Revenue Bonds
State Personal Income Tax (Education)
Series 2003A
   3/15/2027                             5.00    4,725,000           --     4,725,000      5,244,797          --     5,244,797
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General Resolution
Series 1993A
   7/1/2018                              5.75    5,500,000           --     5,500,000      6,382,420          --     6,382,420
New York State Dormitory Authority
Revenue Bonds
Hospital Insured Mortgage
Series 2004A (FHA/FSA)
   2/15/2013                             5.25    1,750,000           --     1,750,000      1,956,308          --     1,956,308
   8/15/2013                             5.25    4,500,000           --     4,500,000      5,043,285          --     5,043,285
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2005B (AMBAC)
   2/15/2030                             5.00    1,390,000    4,000,000     5,390,000      1,473,219   4,239,480     5,712,699
New York State Dormitory Authority
Revenue Bonds
Montefiore Hospital
Series 2004 (FGIC/FHA)
   8/1/2019                              5.00           --    2,000,000     2,000,000             --   2,172,220     2,172,220
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2002D (MBIA)
   10/1/2010                             5.00           --    2,000,000     2,000,000             --   2,183,160     2,183,160
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2003 (MBIA)
   7/1/2023                              5.00    5,000,000    1,000,000     6,000,000      5,331,400   1,066,280     6,397,680
   7/1/2024                              5.00    2,500,000           --     2,500,000      2,656,850          --     2,656,850
New York State Dormitory Authority
Revenue Bonds
Series 2002B (AMBAC)
   5/15/2012                             5.25    4,000,000           --     4,000,000(h)   4,431,080          --     4,431,080
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (MBIA)
   3/15/2015                             4.10    2,400,000           --     2,400,000(h)   2,433,216          --     2,433,216

See accompanying notes to combined investments in securities.

24   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
New York (cont.)

New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985B (MBIA)
   10/15/2015                            4.00%  $3,000,000          $--    $3,000,000(h)  $3,024,420         $--    $3,024,420
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
Series 2003
   6/15/2032                             5.00      805,000    2,500,000     3,305,000        850,764   2,642,125     3,492,889
New York State Thruway Authority
Refunding Revenue Bonds
Series 2002C (AMBAC)
   4/1/2014                              5.50           --    5,000,000     5,000,000             --   5,621,800     5,621,800
New York State Thruway Authority
Revenue Bonds
Series 1999B (FGIC)
   4/1/2008                              5.00    2,730,000           --     2,730,000      2,886,757          --     2,886,757
New York State Thruway Authority
Revenue Bonds
Series 2003A (MBIA)
   4/1/2013                              5.25           --    6,000,000     6,000,000             --   6,761,339     6,761,339
New York State Thruway Authority
Revenue Bonds
Series 2003B (FSA)
   4/1/2021                              4.75           --    1,500,000     1,500,000             --   1,572,840     1,572,840
New York State Urban Development Corporation
Revenue Bonds
Personal Income Tax
Series 2002C-1
   3/15/2011                             5.25    4,000,000           --     4,000,000      4,405,200          --     4,405,200
New York State Urban Development Corporation
Revenue Bonds
Series 2002A
   1/1/2008                              5.00    5,000,000           --     5,000,000      5,237,300          --     5,237,300
   1/1/2009                              5.00    3,500,000           --     3,500,000      3,716,160          --     3,716,160
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 134th
Series 2004
   7/15/2034                             5.00    2,000,000           --     2,000,000      2,116,660          --     2,116,660
Tobacco Settlement Financing Authority
Revenue Bonds
Series 2003C-1
   6/1/2014                              5.50    3,025,000           --     3,025,000      3,247,549          --     3,247,549
Total                                                                                    104,202,085  42,946,256   147,148,341

North Carolina (3.4%)

City of Charlotte
Certificate of Participation
Governmental Facilities Projects
Series 2003G
   6/1/2028                              5.00    1,750,000           --     1,750,000      1,843,013          --     1,843,013
City of Charlotte
Unlimited General Obligation Bonds
Series 2003A
   7/1/2008                              4.25    2,000,000           --     2,000,000      2,082,500          --     2,082,500

See accompanying notes to combined investments in securities.

25   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
North Carolina (cont.)

City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 1998
   2/1/2016                              5.25%  $5,000,000          $--    $5,000,000     $5,372,500         $--    $5,372,500
Concord
Pre-refunded Certificate of Participation
Series 1996B (MBIA)
   6/1/2016                              5.75           --    1,480,000     1,480,000             --   1,551,617     1,551,617
Kannapolis
Revenue Bonds
Series 2001B (FSA) A.M.T.
   2/1/2021                              5.25           --    1,000,000     1,000,000             --   1,084,360     1,084,360
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Johnson & Wales University Project
Series 2003A (XLCA)
   4/1/2011                              5.00           --    1,120,000     1,120,000             --   1,225,739     1,225,739
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2003A
   1/1/2010                              5.50    2,375,000           --     2,375,000      2,546,190          --     2,546,190
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2003F
   1/1/2014                              5.50    5,000,000           --     5,000,000      5,475,250          --     5,475,250
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A
   1/1/2011                              5.50    5,125,000           --     5,125,000      5,618,383          --     5,618,383
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A (FGIC)
   1/1/2012                              5.50           --    4,805,000     4,805,000             --   5,419,272     5,419,272
Piedmont Triad Airport Authority
Revenue Bonds
Series 1999B (FSA) A.M.T.
   7/1/2021                              6.00           --    1,000,000     1,000,000             --   1,106,910     1,106,910
State of North Carolina
Unlimited General Obligation Bonds
Public Improvements
Series 2003B
   4/1/2021                              4.50    3,000,000           --     3,000,000      3,081,540          --     3,081,540
Total                                                                                     26,019,376  10,387,898    36,407,274

Ohio (2.3%)

City of Hamilton
Refunding Revenue Bonds
Series 2002A (FSA)
   10/15/2025                            4.70    1,500,000    4,800,000     6,300,000(h)   1,551,180   4,963,776     6,514,956
Cleveland State University
Revenue Bonds
Series 2004 (FGIC)
   6/1/2024                              5.25           --    1,500,000     1,500,000             --   1,639,290     1,639,290
County of Cuyahoga
Refunding Revenue Bonds
Series 2003A
   1/1/2032                              6.00    4,000,000           --     4,000,000      4,442,480          --     4,442,480

See accompanying notes to combined investments in securities.

26   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Ohio (cont.)

Hamilton County Convention Facilities Authority
Revenue Bonds
First Lien
Series 2004 (FGIC)
   12/1/2033                             5.00%         $--   $2,500,000    $2,500,000            $--  $2,646,600    $2,646,600
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
   9/1/2023                              4.75    2,435,000           --     2,435,000      2,578,714          --     2,578,714
State of Ohio
Revenue Bonds
Case Western Reserve University Project
Series 2004A (AMBAC)
   12/1/2027                             5.00           --    4,000,000     4,000,000             --   4,267,840     4,267,840
State of Ohio
Unlimited General Obligation Bonds
Highway Capital Improvement
Series 2005I
   5/1/2014                              5.00    2,545,000           --     2,545,000      2,843,274          --     2,843,274
Total                                                                                     11,415,648  13,517,506    24,933,154

Oregon (1.4%)

Oregon State Bond Bank
Revenue Bonds
Oregon Economic Community Development
Department
Series 2000A (MBIA)
   1/1/2019                              5.50           --    2,520,000     2,520,000             --   2,709,983     2,709,983
Oregon State Department of Administrative Services
Revenue Bonds
Series 2003 (FSA)
   9/1/2011                              5.00    5,000,000           --     5,000,000      5,487,700          --     5,487,700
Oregon State Department of Administrative Services
Revenue Bonds
Series 2003 (FSA)
   4/1/2018                              5.00           --    2,460,000     2,460,000             --   2,663,442     2,663,442
Oregon State Housing & Community
Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2003A
   7/1/2024                              4.80    3,220,000           --     3,220,000      3,237,163          --     3,237,163
Umatilla County Hospital Facility Authority
Revenue Bonds
Catholic Health Initiatives
Series 2004A
   5/1/2032                              5.00      500,000           --       500,000        518,540          --       518,540
Total                                                                                      9,243,403   5,373,425    14,616,828

See accompanying notes to combined investments in securities.

27   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Pennsylvania (2.4%)
Allegheny County Hospital
Development Authority
Refunding Revenue Bonds
Capital Appreciation
Magee-Women's Hospital Project
Zero Coupon
Series 1992 (FGIC)
   10/1/2017                             5.81%  $5,115,000          $--    $5,115,000(b)  $3,027,415         $--    $3,027,415
County of Allegheny
Unlimited General Obligation Refunding Bonds
Series 2003C-56 (FSA)
   10/1/2009                             5.00           --    3,000,000     3,000,000             --   3,222,780     3,222,780
Garnet Valley School District
Unlimited General Obligation Bonds
Series 2001A (FGIC)
   2/15/2025                             5.00           --    2,600,000     2,600,000             --   2,735,538     2,735,538
Harrisburg Authority
Pre-refunded Revenue Bonds
Pooled Bond Program
Series 1997II (MBIA)
   9/15/2022                             5.63           --    2,000,000     2,000,000             --   2,121,760     2,121,760
Lehigh County Industrial Development Authority
Refunding Revenue Bonds
PPL Electric Utilities Corporation Project
Series 2003 (AMBAC)
   11/1/2008                             3.13    2,500,000    3,000,000     5,500,000      2,517,300   3,020,760     5,538,060
Lehigh County Industrial Development Authority
Refunding Revenue Bonds
PPL Electric Utilities Corporation Project
Series 2005 (FGIC)
   2/15/2027                             4.75    1,500,000      500,000     2,000,000      1,526,760     508,920     2,035,680
Pennsylvania Industrial Development Authority
Revenue Bonds
Economic Development
Series 2002 (AMBAC)
   7/1/2009                              5.00    4,825,000           --     4,825,000      5,183,112          --     5,183,112
Robinson Township Municipal Authority
Revenue Bonds
Series 1989 Escrowed to Maturity
   11/15/2019                            6.00           --    1,290,000     1,290,000             --   1,543,575     1,543,575
Total                                                                                     12,254,587  13,153,333    25,407,920

Puerto Rico (1.8%)

Puerto Rico Electric Power Authority
Revenue Bonds
Residuals
Series 2002 Inverse Floater (MBIA)
   7/1/2017                              6.35           --    3,750,000     3,750,000(f,g)        --   5,071,125     5,071,125
Puerto Rico Infrastructure Financing Authority
Revenue Bonds
Series 1997A (AMBAC)
   7/1/2014                              5.00    3,175,000           --     3,175,000(g)   3,397,568          --     3,397,568
Puerto Rico Municipal Finance Agency
Unlimited General Obligation Bonds
Series 2000R Inverse Floater (FSA)
   8/1/2013                              6.78    5,000,000           --     5,000,000(f,g) 6,139,499          --     6,139,499

See accompanying notes to combined investments in securities.

28   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Puerto Rico (cont.)

Puerto Rico Public Buildings Authority
Refunding Revenue Bonds
Government Facilities
Series 2004J (AMBAC)
   7/1/2012                              5.00%  $1,750,000          $--   $1,750,000(g,h) $1,927,083         $--    $1,927,083
Puerto Rico Public Finance Corporation
Revenue Bonds
Commonwealth Appropriation
Series 2004A (MBIA)
   2/12/2012                             5.25           --    2,000,000    2,000,000(g)           --   2,221,320     2,221,320
Total                                                                                     11,464,150   7,292,445    18,756,595

Rhode Island (0.2%)

Rhode Island Health & Educational
Building Corporation
Refunding Revenue Bonds
Higher Education - Johnson & Wales
Series 2003 (XLCA)
   4/1/2011                              5.00           --    1,865,000    1,865,000              --   2,035,890     2,035,890

South Carolina (1.2%)

Lexington County
Revenue Bonds
Series 2004
   5/1/2024                              5.50    2,100,000           --    2,100,000       2,278,353          --     2,278,353
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (FGIC)
   1/1/2021                              6.25           --    1,000,000    1,000,000              --   1,265,640     1,265,640
South Carolina Transportation Infrastructure Bank
Revenue Bonds
Junior Lien
Series 2001B (AMBAC)
   10/1/2031                             5.25    5,000,000    2,500,000    7,500,000       5,328,800   2,664,400     7,993,200
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
   5/15/2022                             6.00    1,000,000           --    1,000,000       1,027,270          --     1,027,270
Total                                                                                      8,634,423   3,930,040    12,564,463

Tennessee (0.6%)

City of Memphis
Pre-refunded Unlimited General Obligation Bonds
General Improvement
Series 2000
   4/1/2015                              5.25    5,365,000           --    5,365,000       5,754,177          --     5,754,177
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University
Series 2005B-3 (MBIA)
   4/1/2010                              5.00           --    1,000,000    1,000,000              --   1,083,610     1,083,610
Total                                                                                      5,754,177   1,083,610     6,837,787

See accompanying notes to combined investments in securities.

29   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Texas (7.6%)

Alief Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2005
(Permanent School Fund Guarantee)
   2/15/2014                             5.00%  $3,000,000   $1,000,000    $4,000,000     $3,313,530  $1,104,510    $4,418,040
Brazosport Independent School District
Unlimited General Obligation Bonds
Series 2003C
(Permanent School Fund Guarantee)
   2/15/2019                             5.00    1,525,000           --     1,525,000      1,639,772          --     1,639,772
City of Austin
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1992 (AMBAC)
   11/15/2010                            6.51    5,055,000           --     5,055,000(b)   4,177,300          --     4,177,300
City of Houston
Refunding Revenue Bonds
Combination First Lien
Series 2004A (FSA)
   5/15/2022                             5.75           --    4,660,000     4,660,000             --   5,087,182     5,087,182
City of San Antonio
Refunding Revenue Bonds
Series 2003
   2/1/2009                              5.25    2,000,000           --     2,000,000      2,148,380          --     2,148,380
   2/1/2013                              5.25    3,000,000           --     3,000,000      3,352,110          --     3,352,110
City of San Antonio
Revenue Bonds
Series 1992 Escrowed to Maturity (FGIC)
   5/15/2007                             6.40    3,695,000           --     3,695,000      3,942,011          --     3,942,011
City of San Antonio
Revenue Bonds
Series 2003 (MBIA)
   2/1/2020                              5.00    1,980,000           --     1,980,000      2,112,125          --     2,112,125
Clint Independent School District
Unlimited General Obligation Bonds
Series 2003A
(Permanent School Fund Guarantee)
   8/15/2029                             5.13    6,425,000           --     6,425,000      6,810,436          --     6,810,436
Corsicana
Refunding Revenue Bonds
Series 1997A (FGIC)
   8/15/2022                             5.75           --    1,575,000     1,575,000             --   1,664,051     1,664,051
County of Harris
Refunding Revenue Bonds
Senior Lien
Toll Road
Series 2004 (FGIC)
   8/15/2028                             5.00           --    2,000,000     2,000,000             --   2,120,940     2,120,940
Cypress-Fairbanks Independent School District
Unlimited General Obligation
Refunding Bonds
Series 2005
(Permanent School Fund Guarantee)
   8/15/2010                             5.00           --    1,000,000     1,000,000             --   1,078,590     1,078,590

See accompanying notes to combined investments in securities.

30  --  AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Texas (cont.)

Duncanville Independent School District
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001
(Permanent School Fund Guarantee)
   2/15/2028                             5.65%  $7,000,000          $--    $7,000,000     $7,773,220         $--    $7,773,220
Houston Independent School District
Limited General Obligation Refunding Bonds
Series 2005 (FSA)
   7/15/2015                             5.00    5,000,000           --     5,000,000(i)   5,544,200          --     5,544,200
Midland Independent School District
Unlimited General Obligation Refunding Bonds
Series 2003
(Permanent School Fund Guarantee)
   2/15/2019                             5.25    2,220,000           --     2,220,000      2,437,693          --     2,437,693
Mission Consolidated Independent School District
Unlimited General Obligation Refunding Bonds
Series 2005
(Permanent School Fund Guarantee)
   2/15/2030                             5.00           --    4,000,000     4,000,000             --   4,213,440     4,213,440
Raven Hills Higher Education Corporation
Revenue Bonds
Bobcat Village LLC-Southwest
Series 2001A (AMBAC)
   6/1/2017                              5.38           --    1,460,000     1,460,000             --   1,594,495     1,594,495
   6/1/2018                              5.38           --    1,535,000     1,535,000             --   1,668,652     1,668,652
Richardson Independent School District
Unlimited General Obligation Bonds
Series 2003
(Permanent School Fund Guarantee)
   2/15/2011                             4.00    8,285,000    5,000,000    13,285,000      8,601,238   5,190,850    13,792,088
San Marcos Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2004
(Permanent School Fund Guarantee)
   8/1/2021                              5.25    2,150,000           --     2,150,000      2,362,979          --     2,362,979
Wilson County Memorial Hospital District
Limited General Obligation Bonds
Series 2003 (MBIA)
   2/15/2028                             5.13           --    3,000,000     3,000,000             --   3,195,810     3,195,810
Total                                                                                     54,214,994  26,918,520    81,133,514

Utah (0.4%)

Utah Municipal Finance Cooperative
Tax Allocation Bonds
Capital Appreciation
Zero Coupon
Series 1990 (FSA)
   3/1/2009                              2.76           --    4,835,000     4,835,000(b)          --   4,239,666     4,239,666

See accompanying notes to combined investments in securities.

31   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal       Value(a)     Value(a)     Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource                RiverSource  RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma      Tax-Exempt  Insured Tax-   Pro forma
                                                   Bond Fund   Exempt Fund   Combined       Bond Fund   Exempt Fund   Combined
Virginia (1.3%)

City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
   1/15/2028                             5.13%         $--   $3,000,000    $3,000,000            $--  $3,199,290    $3,199,290
   1/15/2035                             5.00           --    3,000,000     3,000,000             --   3,148,950     3,148,950
Loudoun County Sanitation Authority
Revenue Bonds
Series 2004
   1/1/2033                              5.00    1,180,000           --     1,180,000      1,255,685          --     1,255,685
Tobacco Settlement Financing Corporation
Revenue Bonds
Asset-Backed
Series 2005
   6/1/2026                              5.50      425,000           --       425,000        423,942          --       423,942
Virginia College Building Authority
Revenue Bonds
21st Century College Equipment
Series 2003A
   2/1/2018                              5.00    2,000,000           --     2,000,000      2,165,040          --     2,165,040
Virginia Public School Authority
Revenue Bonds
School Financing
Series 2001A
   8/1/2016                              5.00    3,300,000           --     3,300,000      3,591,027          --     3,591,027
Total                                                                                      7,435,694   6,348,240    13,783,934

Washington (4.9%)

City of Seattle
Improvement & Refunding Revenue Bonds
Series 2001 (FSA)
   3/1/2026                              5.13    3,415,000           --     3,415,000      3,583,394          --     3,583,394
Energy Northwest
Refunding Revenue Bonds
Project #3
Series 2003A (MBIA)
   7/1/2012                              5.50    8,000,000           --     8,000,000      9,011,200          --     9,011,200
Grant County Public Utility District #2
Refunding Revenue Bonds
Series 2001H (FSA)
   1/1/2009                              5.00    9,635,000           --     9,635,000     10,267,055          --    10,267,055
State of Washington
Limited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2003B (FGIC)
   7/1/2012                              5.00           --    3,500,000     3,500,000             --   3,842,615     3,842,615
State of Washington
Unlimited General Obligation
Refunding Revenue Bonds
Various Purpose
Series 2005R-A
(AMBAC)
   1/1/2015                              5.00           --    2,500,000     2,500,000             --   2,768,525     2,768,525
State of Washington
Unlimited General Obligation Bonds
Series 2005D (FSA)
   1/1/2015                              5.00    2,820,000    1,500,000     4,320,000      3,122,896   1,661,115     4,784,011

See accompanying notes to combined investments in securities.

32  --  AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal bonds (continued)

Name of issuer and title of issue (c,d) Coupon     Principal   Principal    Principal      Value(a)      Value(a)      Value(a)
                                         rate       amount       amount       amount
                                                  RiverSource  RiverSource               RiverSource   RiverSource
                                                  Tax-Exempt  Insured Tax-  Pro forma     Tax-Exempt   Insured Tax-    Pro forma
                                                   Bond Fund   Exempt Fund   Combined      Bond Fund    Exempt Fund    Combined
Washington (cont.)

State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 1999B
   1/1/2013                              5.00%  $2,675,000          $--    $2,675,000    $2,819,825          $--     $2,819,825
Tobacco Settlement Authority of Washington
Revenue Bonds
Asset-backed
Series 2002
   6/1/2032                              6.63      750,000           --       750,000       793,110           --        793,110
Vancouver
Limited General Obligation Bonds
Limited Tax
Series 2003 (AMBAC)
   12/1/2029                             5.00    3,650,000           --     3,650,000     3,843,487           --      3,843,487
Washington Public Power Supply System
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1989B (MBIA)
   7/1/2013                              6.61   10,360,000           --    10,360,000(b)  7,505,613           --      7,505,613
Yakima County
Limited General Obligation Bonds
Series 2002 (AMBAC)
   12/1/2021                             5.00           --    2,425,000     2,425,000            --    2,582,310      2,582,310
Total                                                                                    40,946,580  1 0,854,565     51,801,145

West Virginia (0.2%)

West Virginia Higher Education Policy Commission
Revenue Bonds
Higher Education Facilities
Series 2004B (FGIC)
   4/1/2029                              5.00           --    2,500,000     2,500,000            --    2,640,450      2,640,450

Wisconsin (0.3%)

Badger Tobacco Asset Securitization Corporation
Revenue Bonds
Asset-backed
Series 2002
   6/1/2027                              6.13    1,150,000           --     1,150,000     1,194,494           --      1,194,494
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Wheaton Franciscan Services
Series 2003A
   8/15/2033                             5.13    2,400,000           --     2,400,000     2,478,480           --      2,478,480
Total                                                                                     3,672,974           --      3,672,974

Total bonds
(Cost: $973,351,096)                                                                   $667,583,437 $353,527,815 $1,021,111,252

See accompanying notes to combined investments in securities.

33   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal notes (3.7%)

Issue (c,d,e)                           Effective Amount payable Amount payable         Value (a)      Value (a)     Value (a)
                                          yield    at maturity    at maturity
                                                   RiverSource   RiverSource         RiverSource    RiverSource
                                                   Tax-Exempt    Insured Tax-         Tax-Exempt    Insured Tax-   Pro forma
                                                    Bond Fund     Exempt Fund          Bond Fund     Exempt Fund    Combined
California (0.9%)

California Housing Finance Agency
Revenue Bonds
Home Mortgage
V.R.D.N. Serice 2002J MBIA A.M.T.
   2/1/2033                                 2.58%        $--    $3,800,000                   $--    $3,800,000     $3,800,000
California Housing Finance Agency
Revenue Bonds
Home Mortgage
V.R.D.N. Series 2003U FSA A.M.T.
   2/1/2031                                 2.58          --     4,100,000                    --     4,100,000      4,100,000
California Housing Finance Agency
Revenue Bonds
Home Mortgage
V.R.D.N. Series 2003U FSA A.M.T.
   2/1/2032                                 2.58          --     2,100,000                    --     2,100,000      2,100,000
Total                                                                                         --    10,000,000     10,000,000

Colorado (1.0%)

Colorado Educational & Cultural Facilities Authority
Revenue Bonds
National Jewish Federation Bond Program
V.R.D.N. Series 2004 (Bank of America)
   2/1/2035                                 2.98   4,400,000            --             4,400,000            --      4,400,000
Moffat County
Refunding Revenue Bonds
PacifiCorp Projects
V.R.D.N. Series 1994
(JP Morgan Chase Bank) AMBAC
   5/1/2013                                 2.50          --     6,300,000                    --     6,300,000      6,300,000
Total                                                                                  4,400,000     6,300,000     10,700,000

Nevada (0.2%)

County of Clark
Revenue Bonds
Sub Lien
V.R.D.B. Series 2001A
(Ladesbank Baden-Wuerttemberg)
FGIC A.M.T.
   7/1/2036                                 2.54          --     2,000,000                    --     2,000,000      2,000,000
Texas (0.5%)

Bell County Health Facility Development Corporation
Revenue Bonds
Hospital - Scott & White
V.R.D.N. Series 2001-1
(JPMorgan Chase Bank) MBIA
   8/15/2031                                2.98   2,700,000            --             2,700,000            --      2,700,000
Harris County Health Facilities Development Corporation
Revenue Bonds
Texas Medical Center Project
V.R.D.N. Series 1999B
(JPMorgan Chase Bank) FSA
   5/15/2029                                2.98   2,400,000            --             2,400,000            --      2,400,000
Total                                                                                  5,100,000            --      5,100,000

See accompanying notes to combined investments in securities.

34   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Municipal notes (cont.)

Issue (c,d,e)                           Effective Amount payable Amount payable         Value (a)      Value (a)     Value (a)
                                          yield    at maturity    at maturity
                                                   RiverSource   RiverSource         RiverSource    RiverSource
                                                   Tax-Exempt    Insured Tax-         Tax-Exempt    Insured Tax-   Pro forma
                                                    Bond Fund     Exempt Fund          Bond Fund     Exempt Fund    Combined
Utah (0.7%)

County of Carbon
Refunding Revenue Bonds
Pacificorp Projects
V.R.D.N. Series 1994
AMBAC
   11/1/2024                                2.50%        $--    $3,900,000                   $--    $3,900,000     $3,900,000
Emery County
Refunding Revenue Bonds
Pacificorp Projects
V.R.D.N. Series 1994
(Bank of Nova Scotia) AMBAC
   11/1/2024                                2.98   3,600,000            --             3,600,000            --      3,600,000
Total                                                                                  3,600,000     3,900,000      7,500,000

Washington (0.3%)

Washington Health Care Facilities Authority
Revenue Bonds
Providence Services
V.R.D.N. Series 2002A (JPMorgan Chase Bank) MBIA
   12/1/2030                                2.98   3,700,000            --             3,700,000            --      3,700,000
Total municipal notes

(Cost: $39,000,000)                                                                  $16,800,000   $22,200,000    $39,000,000
Total investments in securities

(Cost: $1,012,351,096)(k)                                                           $684,383,437  $375,727,815 $1,060,111,252

See accompanying notes to combined investments in securities.See accompanying notes to combined investments in securities.

35   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

Notes to combined investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --   ACA Financial Guaranty Corporation

      AMBAC    --   Ambac Assurance Corporation

      BIG      --   Bond Investors Guarantee

      CGIC     --   Capital Guaranty Insurance Company

      FGIC     --   Financial Guaranty Insurance Company

      FHA      --   Federal Housing Authority

      FNMA     --   Federal National Mortgage Association

      FHLMC    --   Federal Home Loan Mortgage Corporation

      FSA      --   Financial Security Assurance

      GNMA     --   Government National Mortgage Association

      MBIA     --   MBIA Insurance Corporation

      XLCA     --   XL Capital Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --   Alternative Minimum Tax -- At May 31, 2005, the value of
                    securities subject to alternative minimum tax represented
                    2.4% of net assets.

      B.A.N.   --   Bond Anticipation Note

      C.P.     --   Commercial Paper

      R.A.N.   --   Revenue Anticipation Note

      T.A.N.   --   Tax Anticipation Note

      T.R.A.N. --   Tax & Revenue Anticipation Note

      V.R.     --   Variable Rate

      V.R.D.B. --   Variable Rate Demand Bond

      V.R.D.N. --   Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2005. At May 31, 2005, the value of inverse floaters represented 3.7% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.8% of net assets at May 31, 2005.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

36   --   AXP Tax-Exempt Series, Inc. -- RiverSource Tax-Exempt Bond Fund

(i) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,209,479.

(j) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2005, is as follows:

      Security                                                 Acquisition                                             Cost
                                                                  dates

      New Jersey Transportation Trust Fund Authority     01-26-00 thru 11-13-02                                    $5,069,779
      Pre-refunded Revenue Bonds
      Residual Certificates
      Series 2000 Inverse Floater (FSA)
      7.16% 2014

(k) At May 31, 2005, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                     RiverSource    RiverSource
                                                                                      Tax-Exempt Insured Tax-Exempt Pro Forma
                                                                                       Bond Fund        Fund        Combined
      Cost of securities for federal income tax purposes:                           $649,474,000  $362,877,000 $1,012,351,000
      Unrealized appreciation                                                        $35,777,000   $13,394,000    $49,171,000
      Unrealized depreciation                                                           (868,000)     (543,000)    (1,411,000)
                                                                                        --------      --------     ----------
      Net unrealized appreciation                                                    $34,909,000   $12,851,000    $47,760,000
                                                                                     -----------   -----------    -----------

                                                             S-6390-20 A (12/05)

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Articles of Incorporation amended October 17, 1988, filed as Exhibit 1 to Post-Effective Amendment No. 23 to this Registration Statement, are incorporated by reference.

(1)(b) Articles of Amendment, dated June 16, 1999 are incorporated by reference to Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 48 filed on or about Jan. 29, 2001.

(2) By-Laws as amended Jan. 11, 2001 are incorporated by reference to Exhibit (b) to Registrant's Post-Effective Amendment No. 48 filed on or about Jan. 29, 2001.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6)(a) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
         Exhibit 5 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(6)(b) Investment Management Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
         Exhibit 5(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(6)(c) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit
         (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(6)(d) Investment Management Services Transfer Agreement, dated Sept. 29, 2005, between Ameriprise Financial, Inc. (fka American Express Financial Corporation) and RiverSource Investments, LLC.(1)

(7) Distribution Agreement dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(2)

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9) Custodian Agreement dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company.(3)

(10)(a) Plan and Agreement of Distribution (for Class A and Class B Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(8)

(10)(b) Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(9)

(10)(c) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about Oct. 13, 2005 as Exhibit (11) to Registration Statement No. 333-128983 is incorporated by reference.

(12)     Tax opinion to be filed by amendment.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. (4)

(13)(b) Class Y Shareholder Service Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. (5)

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, between Registrant and RiverSource Service Corporation. (6)

(13)(d) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial Inc. and the RiverSource funds.(7)

(13)(e) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(f) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(13)(g) Master Fee Waiver Agreement, dated Dec. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC, Ameriprise Financial Services, Inc. and RiverSource Funds is filed electronically herewith.

(14) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(15)     Financial Statements: Not applicable.

(16)(a) Directors'/Trustees' Power of Attorney to sign this Registration Statement and its amendments, dated Nov. 11, 2004, filed electronically on or about Oct. 13, 2005 to Registration Statement No. 333-128983 as Exhibit (16)(a).

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(17)(c) Prospectus, dated Jan. 28, 2005, as amended Oct. 3, 2005, for RiverSource Tax-Exempt Bond Fund filed electronically to Registration Statement No. 333-128983 as Exhibit (17)(c).

(17)(d) Prospectus, dated Oct. 3, 2005, for RiverSource Insured Tax-Exempt Fund filed electronically to Registration Statement No. 333-128983 as Exhibit (17)(d).

(17)(e) Statement of Additional Information, dated Nov. 29, 2005, for RiverSource Tax-Exempt Bond Fund and RiverSource Insured Tax-Exempt Fund is filed electronically herewith.

(17)(f) Annual Report, dated Nov. 30, 2004, for RiverSource Tax-Exempt Bond Fund is filed electronically herewith.

(17)(g) Annual Report, dated June 30, 2005, for RiverSource Insured Tax-Exempt Fund is filed electronically herewith.

(17)(h) Semiannual Report, dated May 31, 2005, for RiverSource Tax-Exempt Bond Fund is filed electronically herewith.

--------------------

(1) Incorporated by reference to Exhibit (d)(3) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(2) Incorporated by reference to Exhibit (e) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(3) Incorporated by reference to Exhibit (g)(1) of AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 filed on or about Oct. 27, 2005.

(4) Incorporated by reference to Exhibit (h)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(5) Incorporated by reference to Exhibit (h)(4) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(6) Incorporated by reference to Exhibit (h)(6) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(7) Incorporated by reference to Exhibit (h)(7) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(8) Incorporated by reference to Exhibit (m)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(9) Incorporated by reference to Exhibit (m)(2) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

Item 17. Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 5th day of Dec., 2005.

AXP TAX-EXEMPT SERIES, INC.


By     /s/ Paula R. Meyer
       ---------------------
           Paula R. Meyer, President

By     /s/ Jeffrey P. Fox
       ------------------
           Jeffrey P. Fox, Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of Dec., 2005.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney dated Nov. 11, 2004, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-128983, by:



/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg